Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond	4.125%	10/31/29	38,355	38,415
[1]	United States Treasury Note/Bond	4.125%	11/30/29	90,000	90,197
Total U.S. Government and Agency Obligations (Cost $128,622)					128,612
Corporate Bonds (98.5%)
Communications (4.9%)
	Alphabet Inc.	1.998%	8/15/26	30,345	29,205
	Alphabet Inc.	0.800%	8/15/27	16,102	14,742
	America Movil SAB de CV	3.625%	4/22/29	15,155	14,424
[1]	AppLovin Corp.	5.125%	12/1/29	14,100	14,200
	AT&T Inc.	3.875%	1/15/26	8,955	8,872
	AT&T Inc.	1.700%	3/25/26	57,702	55,549
	AT&T Inc.	2.950%	7/15/26	6	6
	AT&T Inc.	3.800%	2/15/27	10,278	10,111
	AT&T Inc.	4.250%	3/1/27	20,898	20,765
	AT&T Inc.	2.300%	6/1/27	45,928	43,457
	AT&T Inc.	1.650%	2/1/28	38,091	34,796
[2]	AT&T Inc.	4.100%	2/15/28	32,110	31,659
	AT&T Inc.	4.350%	3/1/29	36,748	36,402
[2]	AT&T Inc.	4.300%	2/15/30	6,760	6,632
	Baidu Inc.	4.125%	6/30/25	2,840	2,824
	Baidu Inc.	1.720%	4/9/26	15,231	14,623
	Baidu Inc.	1.625%	2/23/27	4,710	4,412
	Baidu Inc.	3.625%	7/6/27	10,642	10,379
	Baidu Inc.	4.375%	3/29/28	9,042	8,957
	Baidu Inc.	4.875%	11/14/28	5,945	5,983
	Booking Holdings Inc.	3.600%	6/1/26	19,775	19,519
	Booking Holdings Inc.	3.550%	3/15/28	12,585	12,247
	Charter Communications Operating LLC	6.150%	11/10/26	18,384	18,771
	Charter Communications Operating LLC	3.750%	2/15/28	26,390	25,347
	Charter Communications Operating LLC	2.250%	1/15/29	19,339	17,188
	Charter Communications Operating LLC	5.050%	3/30/29	20,945	20,759
	Charter Communications Operating LLC	6.100%	6/1/29	25,887	26,653
	Comcast Corp.	3.150%	3/1/26	47,372	46,628
	Comcast Corp.	2.350%	1/15/27	31,349	30,002
	Comcast Corp.	3.300%	2/1/27	30,844	30,102
	Comcast Corp.	3.300%	4/1/27	14,640	14,274
	Comcast Corp.	5.350%	11/15/27	14,295	14,643
	Comcast Corp.	3.150%	2/15/28	20,001	19,194
	Comcast Corp.	3.550%	5/1/28	17,207	16,679
	Comcast Corp.	4.150%	10/15/28	70,609	69,648
	Comcast Corp.	4.550%	1/15/29	9,660	9,680
	Comcast Corp.	5.100%	6/1/29	11,230	11,472
	Discovery Communications LLC	4.900%	3/11/26	11,036	10,994
	Discovery Communications LLC	3.950%	3/20/28	40,479	38,751
	Discovery Communications LLC	4.125%	5/15/29	11,902	11,267
	Electronic Arts Inc.	4.800%	3/1/26	7,541	7,557
	Expedia Group Inc.	5.000%	2/15/26	14,571	14,596
	Expedia Group Inc.	4.625%	8/1/27	19,991	19,974
	FactSet Research Systems Inc.	2.900%	3/1/27	7,125	6,843
	Fox Corp.	4.709%	1/25/29	33,504	33,523
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,166	7,155
	Meta Platforms Inc.	3.500%	8/15/27	41,399	40,536
	Meta Platforms Inc.	4.600%	5/15/28	27,288	27,534
	Meta Platforms Inc.	4.300%	8/15/29	19,938	19,883
	Netflix Inc.	4.375%	11/15/26	15,666	15,651
	Netflix Inc.	4.875%	4/15/28	30,140	30,459
	Netflix Inc.	5.875%	11/15/28	31,477	32,936
	Netflix Inc.	6.375%	5/15/29	13,595	14,576
	Omnicom Group Inc.	3.600%	4/15/26	19,354	19,091
	Paramount Global	4.000%	1/15/26	525	517
	Paramount Global	2.900%	1/15/27	3,809	3,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	3.375%	2/15/28	3,543	3,344
	Paramount Global	3.700%	6/1/28	15,067	14,307
	Paramount Global	4.200%	6/1/29	12,754	12,158
	Rogers Communications Inc.	3.625%	12/15/25	12,401	12,246
	Rogers Communications Inc.	2.900%	11/15/26	2,157	2,081
	Rogers Communications Inc.	3.200%	3/15/27	6,706	6,486
	Rogers Communications Inc.	5.000%	2/15/29	33,623	33,819
	Sprint Capital Corp.	6.875%	11/15/28	47,813	51,392
	Sprint LLC	7.625%	3/1/26	16,857	17,297
	Take-Two Interactive Software Inc.	5.000%	3/28/26	13,317	13,368
	Take-Two Interactive Software Inc.	3.700%	4/14/27	9,083	8,892
	Take-Two Interactive Software Inc.	4.950%	3/28/28	13,456	13,582
	TCI Communications Inc.	7.875%	2/15/26	6	6
	Telefonica Emisiones SA	4.103%	3/8/27	25,115	24,802
	TELUS Corp.	2.800%	2/16/27	12,011	11,522
	Thomson Reuters Corp.	3.350%	5/15/26	7,690	7,550
	T-Mobile USA Inc.	1.500%	2/15/26	7,002	6,739
	T-Mobile USA Inc.	2.250%	2/15/26	18,217	17,688
	T-Mobile USA Inc.	2.625%	4/15/26	31,492	30,636
	T-Mobile USA Inc.	3.750%	4/15/27	60,986	59,771
	T-Mobile USA Inc.	5.375%	4/15/27	8,275	8,310
	T-Mobile USA Inc.	4.750%	2/1/28	26,491	26,437
	T-Mobile USA Inc.	2.050%	2/15/28	44,819	41,400
	T-Mobile USA Inc.	4.950%	3/15/28	5,489	5,536
	T-Mobile USA Inc.	4.800%	7/15/28	8,223	8,252
	T-Mobile USA Inc.	4.850%	1/15/29	5,547	5,585
	T-Mobile USA Inc.	2.625%	2/15/29	18,770	17,254
	T-Mobile USA Inc.	2.400%	3/15/29	19,315	17,556
	T-Mobile USA Inc.	3.375%	4/15/29	37,410	35,367
	T-Mobile USA Inc.	4.200%	10/1/29	25,500	24,978
	T-Mobile USA Inc.	3.875%	4/15/30	16,688	15,949
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	17,911	17,593
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	17,209	16,489
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	16,490	15,914
	Verizon Communications Inc.	4.125%	3/16/27	29,558	29,299
	Verizon Communications Inc.	3.000%	3/22/27	4,087	3,953
	Verizon Communications Inc.	2.100%	3/22/28	52,549	48,499
	Verizon Communications Inc.	4.329%	9/21/28	65,938	65,335
	Verizon Communications Inc.	3.875%	2/8/29	16,816	16,380
	Verizon Communications Inc.	4.016%	12/3/29	5,000	4,855
	Walt Disney Co.	1.750%	1/13/26	18,736	18,181
	Walt Disney Co.	3.375%	11/15/26	2,498	2,450
	Walt Disney Co.	3.700%	3/23/27	5,545	5,474
	Walt Disney Co.	2.200%	1/13/28	9,606	9,010
	Walt Disney Co.	2.000%	9/1/29	29,042	26,008
	Warnermedia Holdings Inc.	3.755%	3/15/27	67,240	65,146
	Warnermedia Holdings Inc.	4.054%	3/15/29	16,402	15,531
					2,040,726
Consumer Discretionary (7.2%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	40,155	38,731
	Amazon.com Inc.	4.600%	12/1/25	2,749	2,756
	Amazon.com Inc.	5.200%	12/3/25	1,946	1,958
	Amazon.com Inc.	1.000%	5/12/26	58,370	55,698
	Amazon.com Inc.	3.300%	4/13/27	41,003	40,094
	Amazon.com Inc.	1.200%	6/3/27	19,831	18,404
	Amazon.com Inc.	3.150%	8/22/27	55,930	54,286
	Amazon.com Inc.	4.550%	12/1/27	33,937	34,176
	Amazon.com Inc.	1.650%	5/12/28	39,067	35,772
	Amazon.com Inc.	3.450%	4/13/29	15,156	14,682
[2]	American Honda Finance Corp.	4.950%	1/9/26	9,417	9,454
	American Honda Finance Corp.	4.750%	1/12/26	3,410	3,416
[2]	American Honda Finance Corp.	5.250%	7/7/26	13,430	13,574
[2]	American Honda Finance Corp.	1.300%	9/9/26	10,088	9,533
[2]	American Honda Finance Corp.	2.300%	9/9/26	11,806	11,368
[2]	American Honda Finance Corp.	4.400%	10/5/26	24,310	24,282
[2]	American Honda Finance Corp.	2.350%	1/8/27	17,192	16,469
	American Honda Finance Corp.	4.900%	3/12/27	8,230	8,304
[2]	American Honda Finance Corp.	4.900%	7/9/27	535	540
[2]	American Honda Finance Corp.	4.450%	10/22/27	13,760	13,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	4.700%	1/12/28	8,058	8,119
[2]	American Honda Finance Corp.	3.500%	2/15/28	4,841	4,700
[2]	American Honda Finance Corp.	2.000%	3/24/28	19,176	17,695
[2]	American Honda Finance Corp.	5.125%	7/7/28	11,424	11,643
	American Honda Finance Corp.	5.650%	11/15/28	16,095	16,724
[2]	American Honda Finance Corp.	2.250%	1/12/29	7,035	6,418
	American Honda Finance Corp.	4.900%	3/13/29	10,975	11,093
[2]	American Honda Finance Corp.	4.400%	9/5/29	14,860	14,700
	Aptiv plc	4.350%	3/15/29	2,875	2,827
	Aptiv plc	4.650%	9/13/29	8,910	8,725
	AutoNation Inc.	3.800%	11/15/27	3,473	3,372
	AutoZone Inc.	3.125%	4/21/26	11,163	10,928
	AutoZone Inc.	5.050%	7/15/26	5,511	5,551
	AutoZone Inc.	3.750%	6/1/27	13,278	13,015
	AutoZone Inc.	4.500%	2/1/28	9,602	9,578
	AutoZone Inc.	6.250%	11/1/28	8,649	9,132
	AutoZone Inc.	3.750%	4/18/29	8,606	8,281
	AutoZone Inc.	5.100%	7/15/29	10,850	11,028
	Best Buy Co. Inc.	4.450%	10/1/28	10,000	9,931
	Block Financial LLC	2.500%	7/15/28	8,706	7,979
	BorgWarner Inc.	2.650%	7/1/27	18,817	17,957
	BorgWarner Inc.	4.950%	8/15/29	4,165	4,174
	Brunswick Corp.	5.850%	3/18/29	4,985	5,120
	Darden Restaurants Inc.	3.850%	5/1/27	8,405	8,228
	Darden Restaurants Inc.	4.350%	10/15/27	7,550	7,478
	Darden Restaurants Inc.	4.550%	10/15/29	6,850	6,725
	DR Horton Inc.	1.300%	10/15/26	9,836	9,247
	DR Horton Inc.	1.400%	10/15/27	3,978	3,648
	eBay Inc.	1.400%	5/10/26	23,470	22,409
	eBay Inc.	3.600%	6/5/27	10,722	10,494
	eBay Inc.	5.950%	11/22/27	3,911	4,058
	Ford Motor Co.	4.346%	12/8/26	17,476	17,245
[2]	Ford Motor Credit Co. LLC	4.389%	1/8/26	6,925	6,863
	Ford Motor Credit Co. LLC	6.950%	3/6/26	4,051	4,128
	Ford Motor Credit Co. LLC	6.950%	6/10/26	18,516	18,950
	Ford Motor Credit Co. LLC	4.542%	8/1/26	20,386	20,157
	Ford Motor Credit Co. LLC	2.700%	8/10/26	23,923	22,948
	Ford Motor Credit Co. LLC	5.125%	11/5/26	30,870	30,816
	Ford Motor Credit Co. LLC	4.271%	1/9/27	25,475	25,016
	Ford Motor Credit Co. LLC	5.800%	3/5/27	4,541	4,597
	Ford Motor Credit Co. LLC	5.850%	5/17/27	20,644	20,938
	Ford Motor Credit Co. LLC	4.950%	5/28/27	24,789	24,632
	Ford Motor Credit Co. LLC	4.125%	8/17/27	19,099	18,558
	Ford Motor Credit Co. LLC	3.815%	11/2/27	14,200	13,670
	Ford Motor Credit Co. LLC	7.350%	11/4/27	21,710	22,901
	Ford Motor Credit Co. LLC	2.900%	2/16/28	22,543	20,948
	Ford Motor Credit Co. LLC	6.800%	5/12/28	27,522	28,723
	Ford Motor Credit Co. LLC	6.798%	11/7/28	31,131	32,614
	Ford Motor Credit Co. LLC	2.900%	2/10/29	3,086	2,790
	Ford Motor Credit Co. LLC	5.800%	3/8/29	20,118	20,330
	Ford Motor Credit Co. LLC	5.113%	5/3/29	25,248	24,838
	Ford Motor Credit Co. LLC	5.303%	9/6/29	30,645	30,366
	Fortune Brands Innovations Inc.	3.250%	9/15/29	11,505	10,770
	General Motors Co.	4.200%	10/1/27	10,187	10,030
	General Motors Co.	6.800%	10/1/27	9,529	10,003
	General Motors Co.	5.000%	10/1/28	8,396	8,444
	General Motors Co.	5.400%	10/15/29	11,495	11,697
	General Motors Financial Co. Inc.	1.250%	1/8/26	21,066	20,263
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,349	12,404
	General Motors Financial Co. Inc.	5.400%	4/6/26	30,033	30,257
	General Motors Financial Co. Inc.	1.500%	6/10/26	9,127	8,689
	General Motors Financial Co. Inc.	4.000%	10/6/26	19,998	19,739
	General Motors Financial Co. Inc.	4.350%	1/17/27	35,134	34,817
	General Motors Financial Co. Inc.	2.350%	2/26/27	9,980	9,469
	General Motors Financial Co. Inc.	5.000%	4/9/27	33,195	33,347
	General Motors Financial Co. Inc.	5.400%	5/8/27	18,354	18,619
	General Motors Financial Co. Inc.	5.350%	7/15/27	18,910	19,164
	General Motors Financial Co. Inc.	2.700%	8/20/27	15,546	14,727
	General Motors Financial Co. Inc.	6.000%	1/9/28	12,210	12,625
	General Motors Financial Co. Inc.	2.400%	4/10/28	19,967	18,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.800%	6/23/28	25,714	26,470
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,230	1,124
	General Motors Financial Co. Inc.	5.800%	1/7/29	32,260	33,212
	General Motors Financial Co. Inc.	4.300%	4/6/29	7,528	7,334
	General Motors Financial Co. Inc.	5.550%	7/15/29	22,285	22,812
	General Motors Financial Co. Inc.	4.900%	10/6/29	8,980	8,947
	Genuine Parts Co.	4.950%	8/15/29	12,200	12,206
	GXO Logistics Inc.	1.650%	7/15/26	6,587	6,261
	GXO Logistics Inc.	6.250%	5/6/29	9,690	10,024
	Hasbro Inc.	3.550%	11/19/26	4,508	4,411
	Hasbro Inc.	3.500%	9/15/27	1,196	1,161
	Hasbro Inc.	3.900%	11/19/29	2,050	1,950
[2]	Home Depot Inc.	5.100%	12/24/25	28,730	28,927
	Home Depot Inc.	3.000%	4/1/26	23,976	23,554
	Home Depot Inc.	5.150%	6/25/26	32,258	32,639
	Home Depot Inc.	2.125%	9/15/26	22,958	22,067
	Home Depot Inc.	2.500%	4/15/27	21,268	20,402
	Home Depot Inc.	2.875%	4/15/27	15,370	14,891
	Home Depot Inc.	2.800%	9/14/27	21,809	20,967
	Home Depot Inc.	1.500%	9/15/28	11,221	10,109
	Home Depot Inc.	3.900%	12/6/28	15,445	15,183
	Home Depot Inc.	4.900%	4/15/29	14,280	14,527
	Home Depot Inc.	2.950%	6/15/29	24,647	23,107
	Home Depot Inc.	4.750%	6/25/29	17,295	17,497
	Honda Motor Co. Ltd.	2.534%	3/10/27	25,795	24,755
	Hyatt Hotels Corp.	4.850%	3/15/26	9,046	9,047
	Hyatt Hotels Corp.	5.750%	1/30/27	11,230	11,445
	Hyatt Hotels Corp.	4.375%	9/15/28	5,603	5,508
	Hyatt Hotels Corp.	5.250%	6/30/29	12,140	12,284
	JD.com Inc.	3.875%	4/29/26	7,186	7,090
	Las Vegas Sands Corp.	3.500%	8/18/26	16,320	15,890
	Las Vegas Sands Corp.	5.900%	6/1/27	14,350	14,588
	Las Vegas Sands Corp.	3.900%	8/8/29	14,058	13,183
	Lear Corp.	3.800%	9/15/27	4,595	4,482
	Lear Corp.	4.250%	5/15/29	7,035	6,823
	Leggett & Platt Inc.	3.500%	11/15/27	8,697	8,290
	Leggett & Platt Inc.	4.400%	3/15/29	8,113	7,719
	Leland Stanford Junior University	1.289%	6/1/27	7,033	6,534
	Lennar Corp.	5.250%	6/1/26	4,365	4,392
	Lennar Corp.	5.000%	6/15/27	6,324	6,373
	Lennar Corp.	4.750%	11/29/27	11,936	11,983
	Lowe's Cos. Inc.	4.800%	4/1/26	16,930	16,978
	Lowe's Cos. Inc.	2.500%	4/15/26	436	425
	Lowe's Cos. Inc.	3.350%	4/1/27	12,478	12,147
	Lowe's Cos. Inc.	3.100%	5/3/27	33,877	32,763
	Lowe's Cos. Inc.	1.300%	4/15/28	16,724	15,039
	Lowe's Cos. Inc.	1.700%	9/15/28	16,354	14,736
	Lowe's Cos. Inc.	3.650%	4/5/29	27,160	26,112
	Magna International Inc.	5.050%	3/14/29	8,270	8,398
[2]	Marriott International Inc.	3.125%	6/15/26	2	2
	Marriott International Inc.	5.000%	10/15/27	14,412	14,578
[2]	Marriott International Inc.	4.000%	4/15/28	12,111	11,885
	Marriott International Inc.	5.550%	10/15/28	15,041	15,524
[2]	Marriott International Inc.	4.650%	12/1/28	3,550	3,562
	Marriott International Inc.	4.900%	4/15/29	16,005	16,141
	Marriott International Inc.	4.875%	5/15/29	6,953	7,002
	Masco Corp.	3.500%	11/15/27	2,953	2,855
	Masco Corp.	1.500%	2/15/28	8,628	7,846
[2]	McDonald's Corp.	3.700%	1/30/26	28,689	28,451
[2]	McDonald's Corp.	3.500%	3/1/27	13,374	13,082
[2]	McDonald's Corp.	3.500%	7/1/27	15,979	15,602
[2]	McDonald's Corp.	3.800%	4/1/28	17,433	17,077
	McDonald's Corp.	4.800%	8/14/28	6,138	6,193
[2]	McDonald's Corp.	5.000%	5/17/29	12,135	12,361
[2]	McDonald's Corp.	2.625%	9/1/29	15,885	14,639
	Meritage Homes Corp.	5.125%	6/6/27	5,870	5,902
	Mohawk Industries Inc.	5.850%	9/18/28	10,145	10,502
	NIKE Inc.	2.375%	11/1/26	18,553	17,891
	NIKE Inc.	2.750%	3/27/27	25,756	24,892
	O'Reilly Automotive Inc.	3.550%	3/15/26	11,531	11,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	5.750%	11/20/26	4,498	4,590
	O'Reilly Automotive Inc.	3.600%	9/1/27	19,100	18,611
	O'Reilly Automotive Inc.	3.900%	6/1/29	10,760	10,431
	Owens Corning	3.400%	8/15/26	6,190	6,057
	Owens Corning	5.500%	6/15/27	8,875	9,054
	Owens Corning	3.950%	8/15/29	3,180	3,073
	Polaris Inc.	6.950%	3/15/29	8,499	9,041
	PulteGroup Inc.	5.000%	1/15/27	4,938	4,962
	Ross Stores Inc.	0.875%	4/15/26	8,014	7,613
	Sands China Ltd.	3.800%	1/8/26	11,619	11,387
	Sands China Ltd.	2.300%	3/8/27	16,145	15,017
	Sands China Ltd.	5.400%	8/8/28	28,640	28,401
	Sands China Ltd.	2.850%	3/8/29	11,322	10,108
	Snap-on Inc.	3.250%	3/1/27	5,581	5,439
	Stanley Black & Decker Inc.	3.400%	3/1/26	8,747	8,597
	Stanley Black & Decker Inc.	6.000%	3/6/28	2,610	2,720
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,190	5,113
	Starbucks Corp.	4.750%	2/15/26	13,421	13,457
	Starbucks Corp.	2.450%	6/15/26	11,009	10,675
	Starbucks Corp.	4.850%	2/8/27	16,315	16,451
	Starbucks Corp.	2.000%	3/12/27	8,212	7,776
	Starbucks Corp.	3.500%	3/1/28	8,805	8,565
	Starbucks Corp.	3.550%	8/15/29	12,898	12,365
[2]	Tapestry Inc.	4.125%	7/15/27	4,106	4,029
	TJX Cos. Inc.	2.250%	9/15/26	11,267	10,858
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,945	7,824
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,026	2,882
	Toyota Motor Corp.	1.339%	3/25/26	10,788	10,356
	Toyota Motor Corp.	5.275%	7/13/26	8,320	8,435
	Toyota Motor Corp.	5.118%	7/13/28	9,380	9,592
	Toyota Motor Corp.	2.760%	7/2/29	8,323	7,758
[2]	Toyota Motor Credit Corp.	4.800%	1/5/26	11,631	11,673
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,069	5,829
	Toyota Motor Credit Corp.	5.200%	5/15/26	14,382	14,530
	Toyota Motor Credit Corp.	4.450%	5/18/26	23,229	23,235
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	23,805	22,659
	Toyota Motor Credit Corp.	4.550%	8/7/26	9,401	9,415
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	8,467	8,546
	Toyota Motor Credit Corp.	5.400%	11/20/26	18,028	18,356
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	22,351	21,816
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	14,034	13,330
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	15,986	16,180
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	23,168	22,496
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,414	8,641
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	18,556	18,631
[2]	Toyota Motor Credit Corp.	4.350%	10/8/27	13,125	13,097
	Toyota Motor Credit Corp.	5.450%	11/10/27	11,806	12,145
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,375	5,156
	Toyota Motor Credit Corp.	4.625%	1/12/28	9,035	9,084
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	18,137	16,712
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	12,848	13,183
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	7,200	7,238
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,315	3,210
	Toyota Motor Credit Corp.	5.050%	5/16/29	9,821	10,014
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	14,405	14,363
	Toyota Motor Credit Corp.	4.550%	8/9/29	10,270	10,266
	Whirlpool Corp.	4.750%	2/26/29	11,258	11,151
					2,980,053
Consumer Staples (5.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,867	5,284
	Altria Group Inc.	4.400%	2/14/26	23,424	23,346
	Altria Group Inc.	2.625%	9/16/26	9,027	8,722
	Altria Group Inc.	6.200%	11/1/28	9,040	9,501
	Altria Group Inc.	4.800%	2/14/29	30,326	30,303
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	17,471	17,301
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	6,493	6,420
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	78,284	79,118
	Archer-Daniels-Midland Co.	2.500%	8/11/26	17,313	16,736
	Avery Dennison Corp.	4.875%	12/6/28	8,012	8,064

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BAT Capital Corp.	3.215%	9/6/26	20,256	19,735
BAT Capital Corp.	4.700%	4/2/27	2,777	2,776
BAT Capital Corp.	3.557%	8/15/27	36,511	35,464
BAT Capital Corp.	2.259%	3/25/28	31,557	29,186
BAT Capital Corp.	3.462%	9/6/29	10,000	9,432
BAT International Finance plc	1.668%	3/25/26	31,628	30,386
BAT International Finance plc	4.448%	3/16/28	21,765	21,602
BAT International Finance plc	5.931%	2/2/29	5,855	6,095
Bunge Ltd. Finance Corp.	3.250%	8/15/26	18,161	17,730
Bunge Ltd. Finance Corp.	4.100%	1/7/28	6,817	6,707
Bunge Ltd. Finance Corp.	4.200%	9/17/29	13,911	13,645
Campbell's Co.	5.300%	3/20/26	3,612	3,636
Campbell's Co.	5.200%	3/19/27	6,750	6,845
Campbell's Co.	4.150%	3/15/28	24,358	23,977
Campbell's Co.	5.200%	3/21/29	15,890	16,178
Church & Dwight Co. Inc.	3.150%	8/1/27	5,125	4,972
Clorox Co.	3.100%	10/1/27	7,172	6,894
Clorox Co.	4.400%	5/1/29	5,984	5,955
Coca-Cola Co.	3.375%	3/25/27	22,059	21,655
Coca-Cola Co.	2.900%	5/25/27	10,762	10,423
Coca-Cola Co.	1.450%	6/1/27	30,833	28,816
Coca-Cola Co.	1.500%	3/5/28	4,223	3,874
Coca-Cola Co.	1.000%	3/15/28	15,096	13,642
Coca-Cola Co.	2.125%	9/6/29	14,640	13,278
Coca-Cola Consolidated Inc.	5.250%	6/1/29	11,220	11,496
Colgate-Palmolive Co.	4.800%	3/2/26	8,172	8,223
Colgate-Palmolive Co.	3.100%	8/15/27	14,112	13,722
Colgate-Palmolive Co.	4.600%	3/1/28	8,175	8,331
Conagra Brands Inc.	5.300%	10/1/26	527	532
Conagra Brands Inc.	1.375%	11/1/27	12,033	10,965
Conagra Brands Inc.	4.850%	11/1/28	32,342	32,444
Constellation Brands Inc.	4.750%	12/1/25	776	776
Constellation Brands Inc.	5.000%	2/2/26	4,401	4,401
Constellation Brands Inc.	3.700%	12/6/26	14,582	14,334
Constellation Brands Inc.	3.500%	5/9/27	17,086	16,628
Constellation Brands Inc.	4.350%	5/9/27	9,999	9,939
Constellation Brands Inc.	3.600%	2/15/28	7,501	7,260
Constellation Brands Inc.	4.650%	11/15/28	15,232	15,216
Constellation Brands Inc.	4.800%	1/15/29	2,040	2,046
Constellation Brands Inc.	3.150%	8/1/29	9,255	8,639
Costco Wholesale Corp.	3.000%	5/18/27	17,264	16,815
Costco Wholesale Corp.	1.375%	6/20/27	21,299	19,813
Diageo Capital plc	5.375%	10/5/26	467	474
Diageo Capital plc	5.300%	10/24/27	16,728	17,122
Diageo Capital plc	3.875%	5/18/28	2,994	2,946
Diageo Capital plc	2.375%	10/24/29	12,274	11,137
Dollar General Corp.	3.875%	4/15/27	5,933	5,811
Dollar General Corp.	4.625%	11/1/27	13,678	13,615
Dollar General Corp.	4.125%	5/1/28	12,842	12,560
Dollar General Corp.	5.200%	7/5/28	12,072	12,186
Dollar Tree Inc.	4.200%	5/15/28	20,249	19,810
Estee Lauder Cos. Inc.	3.150%	3/15/27	8,882	8,616
Estee Lauder Cos. Inc.	4.375%	5/15/28	11,202	11,139
Flowers Foods Inc.	3.500%	10/1/26	1,728	1,689
General Mills Inc.	4.000%	4/17/25	15,145	15,090
General Mills Inc.	4.700%	1/30/27	5,006	5,017
General Mills Inc.	3.200%	2/10/27	13,065	12,691
General Mills Inc.	4.200%	4/17/28	29,202	28,815
General Mills Inc.	5.500%	10/17/28	4,617	4,753
Haleon US Capital LLC	3.375%	3/24/27	31,661	30,819
Haleon US Capital LLC	3.375%	3/24/29	17,132	16,265
Hershey Co.	2.300%	8/15/26	8,403	8,114
Hershey Co.	4.250%	5/4/28	7,698	7,698
Hormel Foods Corp.	4.800%	3/30/27	9,809	9,894
Hormel Foods Corp.	1.700%	6/3/28	12,044	10,986
Ingredion Inc.	3.200%	10/1/26	5,686	5,535
J M Smucker Co.	3.375%	12/15/27	5,998	5,813
J M Smucker Co.	5.900%	11/15/28	12,063	12,632
JBS USA Holding Lux Sarl	2.500%	1/15/27	17,687	16,835
JBS USA Holding Lux Sarl	5.125%	2/1/28	15,988	16,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellanova	3.250%	4/1/26	11,225	11,034
	Kellanova	4.300%	5/15/28	15,163	14,986
	Kenvue Inc.	5.350%	3/22/26	9,541	9,646
	Kenvue Inc.	5.050%	3/22/28	27,145	27,739
	Keurig Dr Pepper Inc.	2.550%	9/15/26	6,799	6,562
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	10,125	10,255
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,517	3,420
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,477	24,465
	Keurig Dr Pepper Inc.	5.050%	3/15/29	14,141	14,350
	Keurig Dr Pepper Inc.	3.950%	4/15/29	15,126	14,702
	Kimberly-Clark Corp.	2.750%	2/15/26	6,799	6,662
	Kimberly-Clark Corp.	3.950%	11/1/28	6,056	5,966
	Kimberly-Clark Corp.	3.200%	4/25/29	11,393	10,902
	Kraft Heinz Foods Co.	3.000%	6/1/26	33,948	33,133
	Kraft Heinz Foods Co.	3.875%	5/15/27	29,288	28,785
	Kroger Co.	3.500%	2/1/26	9,319	9,192
	Kroger Co.	4.700%	8/15/26	16,975	17,030
	Kroger Co.	2.650%	10/15/26	24,027	23,173
	Kroger Co.	3.700%	8/1/27	11,746	11,503
	Kroger Co.	4.600%	8/15/27	11,710	11,764
	Kroger Co.	4.500%	1/15/29	9,717	9,670
	McCormick & Co. Inc.	0.900%	2/15/26	8,150	7,796
	McCormick & Co. Inc.	3.400%	8/15/27	12,123	11,795
	Molson Coors Beverage Co.	3.000%	7/15/26	35,259	34,348
	Mondelez International Inc.	2.625%	3/17/27	18,474	17,712
	Mondelez International Inc.	4.125%	5/7/28	2,948	2,918
	Mondelez International Inc.	4.750%	2/20/29	9,614	9,685
	PepsiCo Inc.	4.550%	2/13/26	3,783	3,790
	PepsiCo Inc.	2.850%	2/24/26	17,234	16,926
	PepsiCo Inc.	2.375%	10/6/26	17,632	17,029
	PepsiCo Inc.	5.125%	11/10/26	7,846	7,961
	PepsiCo Inc.	2.625%	3/19/27	12,651	12,192
	PepsiCo Inc.	3.000%	10/15/27	23,993	23,181
	PepsiCo Inc.	3.600%	2/18/28	12,094	11,854
	PepsiCo Inc.	4.450%	5/15/28	10,124	10,201
	PepsiCo Inc.	7.000%	3/1/29	9,450	10,418
	PepsiCo Inc.	2.625%	7/29/29	15,175	14,079
	Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/29	2,700	2,716
	Philip Morris International Inc.	4.875%	2/13/26	20,431	20,504
	Philip Morris International Inc.	2.750%	2/25/26	12,481	12,209
	Philip Morris International Inc.	0.875%	5/1/26	16,734	15,898
	Philip Morris International Inc.	4.750%	2/12/27	12,411	12,475
	Philip Morris International Inc.	4.375%	11/1/27	6,300	6,275
	Philip Morris International Inc.	5.125%	11/17/27	34,336	34,901
	Philip Morris International Inc.	4.875%	2/15/28	37,266	37,631
	Philip Morris International Inc.	4.875%	2/13/29	20,940	21,149
	Philip Morris International Inc.	3.375%	8/15/29	7,440	7,063
	Philip Morris International Inc.	4.625%	11/1/29	23,250	23,221
	Philip Morris International Inc.	5.625%	11/17/29	18,831	19,614
	Procter & Gamble Co.	2.700%	2/2/26	9,848	9,664
	Procter & Gamble Co.	2.450%	11/3/26	23,944	23,147
	Procter & Gamble Co.	1.900%	2/1/27	14,214	13,550
	Procter & Gamble Co.	2.800%	3/25/27	5,634	5,462
	Procter & Gamble Co.	2.850%	8/11/27	14,246	13,758
	Procter & Gamble Co.	3.950%	1/26/28	16,475	16,405
	Procter & Gamble Co.	4.350%	1/29/29	11,735	11,806
	Sysco Corp.	3.300%	7/15/26	23,860	23,368
	Sysco Corp.	3.250%	7/15/27	13,194	12,759
	Sysco Corp.	5.750%	1/17/29	8,680	9,016
	Target Corp.	2.500%	4/15/26	10,699	10,463
	Target Corp.	1.950%	1/15/27	18,976	18,075
	Target Corp.	3.375%	4/15/29	16,900	16,194
	Tyson Foods Inc.	4.000%	3/1/26	10,950	10,857
	Tyson Foods Inc.	3.550%	6/2/27	18,050	17,593
	Tyson Foods Inc.	4.350%	3/1/29	16,285	15,982
	Tyson Foods Inc.	5.400%	3/15/29	11,155	11,413
	Unilever Capital Corp.	2.000%	7/28/26	11,265	10,852
	Unilever Capital Corp.	2.900%	5/5/27	17,035	16,488
	Unilever Capital Corp.	4.250%	8/12/27	11,260	11,236
	Unilever Capital Corp.	3.500%	3/22/28	18,863	18,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	4.875%	9/8/28	13,020	13,252
	Unilever Capital Corp.	2.125%	9/6/29	15,883	14,332
	Walmart Inc.	4.000%	4/15/26	12,724	12,677
	Walmart Inc.	3.050%	7/8/26	15,304	15,012
	Walmart Inc.	1.050%	9/17/26	28,229	26,671
	Walmart Inc.	3.950%	9/9/27	19,027	18,903
	Walmart Inc.	3.900%	4/15/28	12,488	12,370
	Walmart Inc.	3.700%	6/26/28	24,511	24,151
	Walmart Inc.	1.500%	9/22/28	20,091	18,205
	Walmart Inc.	2.375%	9/24/29	4,760	4,394
					2,270,331
Energy (5.4%)
	Apache Corp.	4.375%	10/15/28	2	2
	Baker Hughes Holdings LLC	3.337%	12/15/27	24,431	23,578
	Boardwalk Pipelines LP	5.950%	6/1/26	13,675	13,833
	Boardwalk Pipelines LP	4.450%	7/15/27	4,616	4,571
	Boardwalk Pipelines LP	4.800%	5/3/29	9,909	9,856
	BP Capital Markets America Inc.	3.410%	2/11/26	16,884	16,670
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	22,898	22,475
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	17,377	16,878
	BP Capital Markets America Inc.	3.543%	4/6/27	11,627	11,400
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	12,740	12,499
	BP Capital Markets America Inc.	5.017%	11/17/27	17,540	17,800
	BP Capital Markets America Inc.	3.937%	9/21/28	14,680	14,380
	BP Capital Markets America Inc.	4.234%	11/6/28	31,535	31,207
	BP Capital Markets America Inc.	4.699%	4/10/29	18,662	18,747
	BP Capital Markets America Inc.	4.970%	10/17/29	7,235	7,343
	BP Capital Markets America Inc.	4.868%	11/25/29	21,050	21,253
	BP Capital Markets plc	3.279%	9/19/27	20,697	20,088
	BP Capital Markets plc	3.723%	11/28/28	13,976	13,554
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,753	22,297
	Cenovus Energy Inc.	4.250%	4/15/27	11,291	11,164
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	21,269	21,435
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	17,655	16,736
	Cheniere Energy Inc.	4.625%	10/15/28	25,654	25,380
	Cheniere Energy Partners LP	4.500%	10/1/29	23,900	23,363
	Chevron Corp.	2.954%	5/16/26	38,737	37,951
	Chevron Corp.	1.995%	5/11/27	16,046	15,205
	Chevron USA Inc.	1.018%	8/12/27	8,271	7,590
	Chevron USA Inc.	3.850%	1/15/28	10,921	10,816
	ConocoPhillips Co.	6.950%	4/15/29	21,747	23,891
[1]	ConocoPhillips Co.	4.700%	1/15/30	24,300	24,377
	Continental Resources Inc.	4.375%	1/15/28	16,281	15,916
	Coterra Energy Inc.	3.900%	5/15/27	12,049	11,803
	Coterra Energy Inc.	4.375%	3/15/29	9,068	8,838
	DCP Midstream Operating LP	5.625%	7/15/27	13,945	14,217
	DCP Midstream Operating LP	5.125%	5/15/29	11,245	11,378
	Devon Energy Corp.	5.850%	12/15/25	2,395	2,413
	Devon Energy Corp.	5.875%	6/15/28	32	32
	Diamondback Energy Inc.	3.250%	12/1/26	18,154	17,679
	Diamondback Energy Inc.	5.200%	4/18/27	14,220	14,412
	Enbridge Inc.	1.600%	10/4/26	11,086	10,492
	Enbridge Inc.	5.900%	11/15/26	18,009	18,404
	Enbridge Inc.	4.250%	12/1/26	20,297	20,134
	Enbridge Inc.	5.250%	4/5/27	12,115	12,300
	Enbridge Inc.	3.700%	7/15/27	4,135	4,052
	Enbridge Inc.	6.000%	11/15/28	5,695	5,969
	Enbridge Inc.	5.300%	4/5/29	15,025	15,312
	Enbridge Inc.	3.125%	11/15/29	15,800	14,658
	Energy Transfer LP	5.950%	12/1/25	1,768	1,782
	Energy Transfer LP	4.750%	1/15/26	20,498	20,477
	Energy Transfer LP	3.900%	7/15/26	10,380	10,242
	Energy Transfer LP	6.050%	12/1/26	3,850	3,944
	Energy Transfer LP	4.400%	3/15/27	13,300	13,214
	Energy Transfer LP	4.200%	4/15/27	14,160	14,008
[2]	Energy Transfer LP	5.500%	6/1/27	22,406	22,800
	Energy Transfer LP	4.000%	10/1/27	8	8
	Energy Transfer LP	5.550%	2/15/28	19,654	20,146
	Energy Transfer LP	4.950%	5/15/28	14,840	14,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.950%	6/15/28	17,618	17,757
	Energy Transfer LP	6.100%	12/1/28	8,356	8,771
	Energy Transfer LP	5.250%	4/15/29	31,385	31,882
	Energy Transfer LP	5.250%	7/1/29	11,630	11,832
	EnLink Midstream LLC	5.375%	6/1/29	8,290	8,431
	EnLink Midstream Partners LP	4.850%	7/15/26	8,071	8,060
	Enterprise Products Operating LLC	5.050%	1/10/26	12,634	12,705
	Enterprise Products Operating LLC	3.700%	2/15/26	19,455	19,262
	Enterprise Products Operating LLC	4.600%	1/11/27	8,275	8,296
	Enterprise Products Operating LLC	3.950%	2/15/27	12,040	11,895
	Enterprise Products Operating LLC	4.150%	10/16/28	21,252	20,949
	Enterprise Products Operating LLC	3.125%	7/31/29	18,584	17,489
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	13,721	13,395
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	10,885	10,491
	EOG Resources Inc.	4.150%	1/15/26	17,131	17,045
	EQT Corp.	3.900%	10/1/27	14,983	14,663
	EQT Corp.	5.700%	4/1/28	6,194	6,349
	EQT Corp.	5.000%	1/15/29	7,943	7,938
	Expand Energy Corp.	8.375%	9/15/28	4,800	4,934
	Expand Energy Corp.	5.375%	2/1/29	11,357	11,303
	Exxon Mobil Corp.	3.043%	3/1/26	40,601	39,905
	Exxon Mobil Corp.	2.275%	8/16/26	10,185	9,845
	Exxon Mobil Corp.	3.294%	3/19/27	14,935	14,659
	Exxon Mobil Corp.	2.440%	8/16/29	18,915	17,403
[3]	Helmerich & Payne Inc.	4.650%	12/1/27	6,620	6,563
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	5,600	5,484
	Hess Corp.	4.300%	4/1/27	21,130	20,984
	HF Sinclair Corp.	5.875%	4/1/26	9,526	9,611
	HF Sinclair Corp.	5.000%	2/1/28	11,181	11,104
	Kinder Morgan Inc.	1.750%	11/15/26	8,233	7,796
	Kinder Morgan Inc.	4.300%	3/1/28	20,183	19,964
	Kinder Morgan Inc.	5.000%	2/1/29	15,252	15,376
	Kinder Morgan Inc.	5.100%	8/1/29	4,370	4,428
	Marathon Oil Corp.	4.400%	7/15/27	20,120	20,046
	Marathon Oil Corp.	5.300%	4/1/29	9,847	10,144
	Marathon Petroleum Corp.	5.125%	12/15/26	19,527	19,665
	Marathon Petroleum Corp.	3.800%	4/1/28	6,626	6,433
	MPLX LP	1.750%	3/1/26	20,787	20,015
	MPLX LP	4.125%	3/1/27	24,487	24,195
	MPLX LP	4.250%	12/1/27	714	705
	MPLX LP	4.000%	3/15/28	19,720	19,282
	MPLX LP	4.800%	2/15/29	8,800	8,810
	Northwest Pipeline LLC	4.000%	4/1/27	29	29
	Occidental Petroleum Corp.	5.500%	12/1/25	4,071	4,085
	Occidental Petroleum Corp.	5.550%	3/15/26	16,331	16,433
	Occidental Petroleum Corp.	8.500%	7/15/27	7,480	8,034
	Occidental Petroleum Corp.	5.000%	8/1/27	9,763	9,822
	Occidental Petroleum Corp.	6.375%	9/1/28	11,467	11,965
	Occidental Petroleum Corp.	5.200%	8/1/29	19,565	19,696
	ONEOK Inc.	5.850%	1/15/26	6,483	6,548
	ONEOK Inc.	5.000%	3/1/26	11,243	11,262
	ONEOK Inc.	5.550%	11/1/26	14,547	14,750
	ONEOK Inc.	4.000%	7/13/27	11,322	11,130
	ONEOK Inc.	4.250%	9/24/27	25,290	25,033
	ONEOK Inc.	4.550%	7/15/28	12,694	12,638
	ONEOK Inc.	5.650%	11/1/28	12,637	13,042
	ONEOK Inc.	4.350%	3/15/29	12,666	12,453
	ONEOK Inc.	4.400%	10/15/29	17,505	17,211
	Ovintiv Inc.	5.375%	1/1/26	10,627	10,661
	Ovintiv Inc.	5.650%	5/15/28	11,538	11,780
	Patterson-UTI Energy Inc.	3.950%	2/1/28	8,520	8,190
	Phillips 66	1.300%	2/15/26	7,593	7,291
	Phillips 66	3.900%	3/15/28	14,105	13,791
	Phillips 66 Co.	3.550%	10/1/26	9,116	8,946
	Phillips 66 Co.	4.950%	12/1/27	13,367	13,518
	Phillips 66 Co.	3.750%	3/1/28	7,160	6,990
	Pioneer Natural Resources Co.	1.125%	1/15/26	8,207	7,906
	Pioneer Natural Resources Co.	5.100%	3/29/26	18,217	18,351
	Plains All American Pipeline LP	4.500%	12/15/26	14,335	14,289
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,434	24,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	30,660	30,803
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,797	18,520
	Schlumberger Investment SA	4.500%	5/15/28	9,965	9,977
	Shell International Finance BV	2.875%	5/10/26	30,604	29,933
	Shell International Finance BV	2.500%	9/12/26	17,039	16,507
	Shell International Finance BV	3.875%	11/13/28	23,581	23,181
[3]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	4,775	4,772
[3]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	17,400	17,286
	Spectra Energy Partners LP	3.375%	10/15/26	9,416	9,178
	Targa Resources Corp.	5.200%	7/1/27	7,980	8,083
	Targa Resources Corp.	6.150%	3/1/29	15,719	16,534
	Targa Resources Partners LP	6.500%	7/15/27	23,725	23,978
	Targa Resources Partners LP	5.000%	1/15/28	13,848	13,805
	Targa Resources Partners LP	6.875%	1/15/29	290	297
	TC PipeLines LP	3.900%	5/25/27	7,279	7,117
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	788	826
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	3,101	3,348
	TotalEnergies Capital International SA	3.455%	2/19/29	36,133	34,723
	TotalEnergies Capital SA	3.883%	10/11/28	13,167	12,921
	TransCanada PipeLines Ltd.	4.875%	1/15/26	13,523	13,530
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,151	23,809
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	8,887	9,125
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,222	5,115
	Valero Energy Corp.	2.150%	9/15/27	6,116	5,740
	Valero Energy Corp.	4.350%	6/1/28	11,054	10,929
	Valero Energy Corp.	4.000%	4/1/29	5,920	5,744
	Valero Energy Partners LP	4.500%	3/15/28	11,427	11,347
	Western Midstream Operating LP	4.650%	7/1/26	611	608
	Western Midstream Operating LP	4.500%	3/1/28	5,981	5,894
	Western Midstream Operating LP	4.750%	8/15/28	8,673	8,598
	Western Midstream Operating LP	6.350%	1/15/29	10,239	10,701
	Williams Cos. Inc.	5.400%	3/2/26	27,120	27,325
	Williams Cos. Inc.	3.750%	6/15/27	23,551	23,049
	Williams Cos. Inc.	5.300%	8/15/28	17,105	17,442
	Williams Cos. Inc.	4.900%	3/15/29	21,574	21,680
					2,234,745
Financials (40.2%)
[2]	Aegon Ltd.	5.500%	4/11/48	13,115	12,963
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,581	11,184
	AerCap Ireland Capital DAC	4.450%	4/3/26	7,351	7,314
	AerCap Ireland Capital DAC	2.450%	10/29/26	74,757	71,522
	AerCap Ireland Capital DAC	6.100%	1/15/27	355	364
	AerCap Ireland Capital DAC	6.450%	4/15/27	22,118	22,929
	AerCap Ireland Capital DAC	3.650%	7/21/27	24,453	23,794
	AerCap Ireland Capital DAC	3.875%	1/23/28	10,320	10,059
	AerCap Ireland Capital DAC	5.750%	6/6/28	8	8
	AerCap Ireland Capital DAC	3.000%	10/29/28	75,600	70,540
	AerCap Ireland Capital DAC	5.100%	1/19/29	16,488	16,647
	AerCap Ireland Capital DAC	4.625%	9/10/29	22,380	22,110
	Aflac Inc.	1.125%	3/15/26	12,294	11,779
[2]	Air Lease Corp.	2.875%	1/15/26	24,578	24,053
[2]	Air Lease Corp.	3.750%	6/1/26	13,216	13,015
[2]	Air Lease Corp.	5.300%	6/25/26	4,880	4,921
	Air Lease Corp.	1.875%	8/15/26	25,422	24,223
	Air Lease Corp.	2.200%	1/15/27	12,161	11,550
	Air Lease Corp.	3.625%	4/1/27	7,078	6,923
	Air Lease Corp.	3.625%	12/1/27	7,682	7,442
	Air Lease Corp.	5.850%	12/15/27	6,699	6,906
	Air Lease Corp.	5.300%	2/1/28	12,248	12,454
	Air Lease Corp.	2.100%	9/1/28	10,517	9,561
	Air Lease Corp.	4.625%	10/1/28	4,948	4,927
	Air Lease Corp.	5.100%	3/1/29	8,735	8,862
	Air Lease Corp.	3.250%	10/1/29	8,000	7,466
	Aircastle Ltd.	4.250%	6/15/26	13,756	13,605
	Allstate Corp.	0.750%	12/15/25	11,086	10,651
	Allstate Corp.	3.280%	12/15/26	8,831	8,621
	Allstate Corp.	5.050%	6/24/29	10,159	10,314
	Ally Financial Inc.	4.750%	6/9/27	12,049	12,029
	Ally Financial Inc.	7.100%	11/15/27	12,275	13,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	2.200%	11/2/28	14,089	12,711
	Ally Financial Inc.	6.992%	6/13/29	13,799	14,503
	Ally Financial Inc.	6.848%	1/3/30	10,538	11,062
	American Express Co.	4.990%	5/1/26	10,620	10,628
	American Express Co.	3.125%	5/20/26	12,917	12,661
	American Express Co.	1.650%	11/4/26	10,803	10,222
	American Express Co.	2.550%	3/4/27	38,993	37,349
	American Express Co.	5.645%	4/23/27	31,341	31,716
	American Express Co.	3.300%	5/3/27	42,866	41,630
	American Express Co.	5.389%	7/28/27	19,889	20,099
	American Express Co.	5.850%	11/5/27	16,103	16,678
	American Express Co.	5.098%	2/16/28	19,169	19,318
	American Express Co.	5.043%	7/26/28	14,745	14,864
	American Express Co.	4.050%	5/3/29	15,777	15,541
	American Express Co.	5.282%	7/27/29	23,899	24,327
	American Express Co.	5.532%	4/25/30	21,429	22,035
[2]	American Express Credit Corp.	3.300%	5/3/27	2,102	2,048
	American International Group Inc.	4.200%	4/1/28	2,870	2,830
[2]	American International Group Inc.	5.750%	4/1/48	11,535	11,464
	American National Group Inc.	5.000%	6/15/27	7,018	6,999
	American National Group Inc.	5.750%	10/1/29	9,600	9,756
	Ameriprise Financial Inc.	2.875%	9/15/26	10,322	10,044
	Ameriprise Financial Inc.	5.700%	12/15/28	5,335	5,566
[2]	Aon Corp.	8.205%	1/1/27	2	2
	Aon Corp.	2.850%	5/28/27	8,232	7,893
	Aon Corp.	3.750%	5/2/29	22,011	21,220
	Aon Global Ltd.	3.875%	12/15/25	13,190	13,079
	Aon North America Inc.	5.125%	3/1/27	8,125	8,217
	Aon North America Inc.	5.150%	3/1/29	22,700	23,079
[3]	Apollo Debt Solutions BDC	6.900%	4/13/29	14,350	14,948
	Arch Capital Finance LLC	4.011%	12/15/26	7,953	7,844
	Ares Capital Corp.	3.875%	1/15/26	19,120	18,867
	Ares Capital Corp.	2.150%	7/15/26	23,436	22,330
	Ares Capital Corp.	2.875%	6/15/27	6,503	6,164
	Ares Capital Corp.	2.875%	6/15/28	11,996	11,062
	Ares Capital Corp.	5.875%	3/1/29	20,545	20,867
	Ares Capital Corp.	5.950%	7/15/29	15,560	15,860
	Ares Management Corp.	6.375%	11/10/28	6,159	6,512
[3]	Ares Strategic Income Fund	5.700%	3/15/28	4,890	4,909
[3]	Ares Strategic Income Fund	6.350%	8/15/29	10,810	11,041
	Associated Banc-Corp.	6.455%	8/29/30	1,935	1,974
	Assurant Inc.	4.900%	3/27/28	1,836	1,838
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	5,340	5,597
[3]	Athene Global Funding	5.583%	1/9/29	7,135	7,290
	Athene Holding Ltd.	4.125%	1/12/28	20,501	20,115
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	19,283	19,407
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	20,625	20,765
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	7,697	7,754
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	11,715	11,857
	AXIS Specialty Finance plc	4.000%	12/6/27	5,860	5,722
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,936	4,786
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	4,938	4,695
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	16,655	17,137
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	25,134	25,605
	Banco Santander SA	5.179%	11/19/25	8,456	8,454
	Banco Santander SA	1.849%	3/25/26	18,635	17,920
	Banco Santander SA	4.250%	4/11/27	24,254	23,918
	Banco Santander SA	5.294%	8/18/27	37,340	37,673
	Banco Santander SA	1.722%	9/14/27	28,282	26,693
	Banco Santander SA	6.527%	11/7/27	11,920	12,295
	Banco Santander SA	3.800%	2/23/28	13,690	13,237
	Banco Santander SA	5.552%	3/14/28	6,010	6,081
	Banco Santander SA	4.175%	3/24/28	33,459	32,847
	Banco Santander SA	4.379%	4/12/28	14,621	14,376
[2]	Banco Santander SA	5.365%	7/15/28	20,790	21,001
	Banco Santander SA	5.588%	8/8/28	22,881	23,432
	Banco Santander SA	6.607%	11/7/28	11,116	11,829
	Banco Santander SA	3.306%	6/27/29	23,960	22,472
	Banco Santander SA	5.538%	3/14/30	18,615	18,925
[2]	Bank of America Corp.	4.450%	3/3/26	45,930	45,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	3.500%	4/19/26	55,142	54,356
	Bank of America Corp.	6.220%	9/15/26	4,445	4,563
[2]	Bank of America Corp.	4.250%	10/22/26	27,721	27,492
	Bank of America Corp.	5.080%	1/20/27	33,994	34,103
[2]	Bank of America Corp.	1.658%	3/11/27	61,163	58,790
[2]	Bank of America Corp.	3.559%	4/23/27	53,253	52,358
	Bank of America Corp.	1.734%	7/22/27	106,567	101,490
	Bank of America Corp.	5.933%	9/15/27	10,545	10,750
[2]	Bank of America Corp.	3.248%	10/21/27	24,875	24,054
[2]	Bank of America Corp.	4.183%	11/25/27	42,254	41,560
[2]	Bank of America Corp.	3.824%	1/20/28	28,314	27,778
[2]	Bank of America Corp.	2.551%	2/4/28	26,840	25,618
[2]	Bank of America Corp.	3.705%	4/24/28	16,993	16,586
	Bank of America Corp.	4.376%	4/27/28	39,596	39,268
[2]	Bank of America Corp.	3.593%	7/21/28	48,104	46,716
[2]	Bank of America Corp.	4.948%	7/22/28	63,333	63,647
	Bank of America Corp.	6.204%	11/10/28	30,722	31,978
[2]	Bank of America Corp.	3.419%	12/20/28	103,004	99,036
[2]	Bank of America Corp.	3.970%	3/5/29	49,170	47,962
	Bank of America Corp.	5.202%	4/25/29	62,430	63,222
[2]	Bank of America Corp.	2.087%	6/14/29	43,453	39,684
[2]	Bank of America Corp.	4.271%	7/23/29	47,912	47,129
	Bank of America Corp.	5.819%	9/15/29	23,266	24,114
[2]	Bank of America Corp.	3.974%	2/7/30	50,026	48,383
[2]	Bank of America Corp.	2.884%	10/22/30	39,489	36,139
	Bank of America NA	5.526%	8/18/26	31,526	32,054
	Bank of Montreal	5.300%	6/5/26	18,676	18,877
[2]	Bank of Montreal	1.250%	9/15/26	11,799	11,132
	Bank of Montreal	5.266%	12/11/26	15,682	15,895
[2]	Bank of Montreal	0.949%	1/22/27	9,930	9,510
[2]	Bank of Montreal	2.650%	3/8/27	28,868	27,756
[2]	Bank of Montreal	4.567%	9/10/27	13,956	13,926
[2]	Bank of Montreal	4.700%	9/14/27	19,470	19,545
	Bank of Montreal	5.203%	2/1/28	24,261	24,679
	Bank of Montreal	5.717%	9/25/28	26,358	27,359
	Bank of Montreal	4.640%	9/10/30	6,165	6,123
[2]	Bank of Montreal	3.803%	12/15/32	14,128	13,539
[2]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,431	5,205
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	21,514	21,028
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	10,558	10,229
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	4,521	4,246
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	8,983	8,563
	Bank of New York Mellon Corp.	4.947%	4/26/27	17,276	17,345
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	27,832	27,073
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	3,285	3,187
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	32,074	31,271
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	5,463	5,367
[2]	Bank of New York Mellon Corp.	3.992%	6/13/28	11,549	11,378
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	9,733	8,853
	Bank of New York Mellon Corp.	4.890%	7/21/28	17,910	18,042
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	14,956	15,448
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	11,340	10,703
[2]	Bank of New York Mellon Corp.	1.900%	1/25/29	5,155	4,661
	Bank of New York Mellon Corp.	4.543%	2/1/29	15,037	15,035
[2]	Bank of New York Mellon Corp.	3.850%	4/26/29	1,049	1,024
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	40	38
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	3,756	3,981
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	26,120	26,451
	Bank of Nova Scotia	4.500%	12/16/25	21,303	21,187
	Bank of Nova Scotia	4.750%	2/2/26	16,699	16,726
	Bank of Nova Scotia	1.050%	3/2/26	13,388	12,823
	Bank of Nova Scotia	1.350%	6/24/26	20,620	19,649
	Bank of Nova Scotia	2.700%	8/3/26	29,332	28,451
	Bank of Nova Scotia	1.300%	9/15/26	12,550	11,857
	Bank of Nova Scotia	1.950%	2/2/27	13,195	12,501
	Bank of Nova Scotia	2.951%	3/11/27	5,733	5,539
[2]	Bank of Nova Scotia	5.400%	6/4/27	7,555	7,708
	Bank of Nova Scotia	5.250%	6/12/28	10,118	10,339
	Bank of Nova Scotia	4.404%	9/8/28	16,365	16,259
[2]	Bank of Nova Scotia	5.450%	8/1/29	16,734	17,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank OZK	2.750%	10/1/31	1,045	875
	Barclays plc	4.375%	1/12/26	53,791	53,529
[2]	Barclays plc	2.852%	5/7/26	43,173	42,760
	Barclays plc	5.200%	5/12/26	37,197	37,221
	Barclays plc	7.325%	11/2/26	8,813	8,991
	Barclays plc	5.829%	5/9/27	28,322	28,644
	Barclays plc	6.496%	9/13/27	2,584	2,650
	Barclays plc	2.279%	11/24/27	25,627	24,339
	Barclays plc	4.337%	1/10/28	12,215	12,023
	Barclays plc	5.674%	3/12/28	7,357	7,469
	Barclays plc	4.836%	5/9/28	46,645	46,164
	Barclays plc	5.501%	8/9/28	27,930	28,287
	Barclays plc	4.837%	9/10/28	12,437	12,390
	Barclays plc	7.385%	11/2/28	33,555	35,721
[2]	Barclays plc	4.972%	5/16/29	19,914	19,912
	Barclays plc	6.490%	9/13/29	27,291	28,669
	Barclays plc	5.690%	3/12/30	32,577	33,275
[2]	Barclays plc	5.088%	6/20/30	24,210	23,912
	Barclays plc	4.942%	9/10/30	27,492	27,282
	Barings BDC Inc.	7.000%	2/15/29	4,136	4,256
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	10,200	9,778
	Berkshire Hathaway Inc.	3.125%	3/15/26	43,954	43,249
	BGC Group Inc.	8.000%	5/25/28	7,910	8,476
	BGC Group Inc.	6.600%	6/10/29	5,120	5,245
	BlackRock Funding Inc.	4.600%	7/26/27	14,620	14,719
	BlackRock Funding Inc.	4.700%	3/14/29	10,922	11,051
	Blackrock Inc.	3.200%	3/15/27	6,575	6,417
	Blackrock Inc.	3.250%	4/30/29	16,899	16,141
	BlackRock TCP Capital Corp.	2.850%	2/9/26	1,797	1,742
	BlackRock TCP Capital Corp.	6.950%	5/30/29	3,896	4,022
	Blackstone Private Credit Fund	2.625%	12/15/26	20,465	19,397
	Blackstone Private Credit Fund	3.250%	3/15/27	12,353	11,817
[3]	Blackstone Private Credit Fund	4.950%	9/26/27	6,500	6,422
	Blackstone Private Credit Fund	7.300%	11/27/28	7,920	8,348
	Blackstone Private Credit Fund	4.000%	1/15/29	11,090	10,560
	Blackstone Private Credit Fund	5.950%	7/16/29	8,480	8,618
[3]	Blackstone Private Credit Fund	5.600%	11/22/29	8,000	7,971
	Blackstone Secured Lending Fund	3.625%	1/15/26	9,555	9,381
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,673	11,174
	Blackstone Secured Lending Fund	2.125%	2/15/27	10,952	10,236
	Blackstone Secured Lending Fund	5.875%	11/15/27	8,875	9,069
	Blackstone Secured Lending Fund	2.850%	9/30/28	9,065	8,286
	Blue Owl Capital Corp.	4.250%	1/15/26	9,365	9,257
	Blue Owl Capital Corp.	3.400%	7/15/26	21,389	20,705
	Blue Owl Capital Corp.	2.625%	1/15/27	7,316	6,892
	Blue Owl Capital Corp.	2.875%	6/11/28	21,181	19,355
	Blue Owl Capital Corp.	5.950%	3/15/29	13,793	13,933
[2]	Blue Owl Capital Corp. II	8.450%	11/15/26	4,760	4,986
[2]	Blue Owl Capital Corp. III	3.125%	4/13/27	4,089	3,859
[2]	Blue Owl Credit Income Corp.	3.125%	9/23/26	5,858	5,610
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/27	8,101	7,941
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/27	6,216	6,524
	Blue Owl Credit Income Corp.	7.950%	6/13/28	8,913	9,504
	Blue Owl Credit Income Corp.	7.750%	1/15/29	8,899	9,518
[3]	Blue Owl Credit Income Corp.	6.600%	9/15/29	5,880	6,043
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,906	4,585
[3]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	16,978	17,148
[2]	BPCE SA	3.375%	12/2/26	9,985	9,758
	Brighthouse Financial Inc.	3.700%	6/22/27	8,384	8,171
	Brookfield Finance Inc.	4.250%	6/2/26	8,078	8,029
	Brookfield Finance Inc.	3.900%	1/25/28	14,727	14,427
	Brookfield Finance Inc.	4.850%	3/29/29	16,795	16,857
	Brown & Brown Inc.	4.500%	3/15/29	5,122	5,059
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	12,806	12,171
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	7,173	7,277
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	16,743	17,121
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	21,137	20,618
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	5,730	5,817
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	5,465	5,446
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	28,856	29,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	7,918	8,269
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	21,305	21,734
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	16,795	16,633
	Capital One Financial Corp.	3.750%	7/28/26	29,630	29,062
	Capital One Financial Corp.	3.750%	3/9/27	33,612	32,880
	Capital One Financial Corp.	3.650%	5/11/27	32,093	31,311
	Capital One Financial Corp.	7.149%	10/29/27	3,897	4,054
	Capital One Financial Corp.	1.878%	11/2/27	36,634	34,602
	Capital One Financial Corp.	4.927%	5/10/28	31,202	31,218
	Capital One Financial Corp.	5.468%	2/1/29	28,232	28,591
	Capital One Financial Corp.	6.312%	6/8/29	15,095	15,693
	Capital One Financial Corp.	5.700%	2/1/30	14,700	15,060
	Capital One Financial Corp.	3.273%	3/1/30	30,056	28,023
	Capital One Financial Corp.	5.463%	7/26/30	16,054	16,293
	Cboe Global Markets Inc.	3.650%	1/12/27	10,543	10,368
	Charles Schwab Corp.	3.450%	2/13/26	9,612	9,485
	Charles Schwab Corp.	0.900%	3/11/26	17,352	16,566
	Charles Schwab Corp.	1.150%	5/13/26	25,762	24,548
	Charles Schwab Corp.	3.200%	3/2/27	9,993	9,702
	Charles Schwab Corp.	2.450%	3/3/27	32,891	31,448
	Charles Schwab Corp.	3.300%	4/1/27	19,243	18,708
	Charles Schwab Corp.	3.200%	1/25/28	22,873	21,983
	Charles Schwab Corp.	2.000%	3/20/28	17,939	16,558
	Charles Schwab Corp.	4.000%	2/1/29	3,492	3,421
	Charles Schwab Corp.	5.643%	5/19/29	20,175	20,757
	Charles Schwab Corp.	3.250%	5/22/29	16,227	15,365
	Charles Schwab Corp.	2.750%	10/1/29	7,990	7,329
	Charles Schwab Corp.	6.196%	11/17/29	12,754	13,442
	Chubb INA Holdings LLC	3.350%	5/3/26	36,207	35,647
	Chubb INA Holdings LLC	4.650%	8/15/29	10,960	11,019
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,572	3,835
[2]	Citibank NA	5.438%	4/30/26	44,070	44,552
	Citibank NA	4.929%	8/6/26	19,591	19,702
[2]	Citibank NA	5.488%	12/4/26	24,733	25,159
	Citibank NA	4.876%	11/19/27	25,050	25,111
	Citibank NA	5.803%	9/29/28	40,638	42,349
	Citibank NA	4.838%	8/6/29	15,288	15,393
	Citigroup Inc.	3.700%	1/12/26	35,569	35,193
	Citigroup Inc.	4.600%	3/9/26	32,865	32,771
[2]	Citigroup Inc.	3.106%	4/8/26	25	25
	Citigroup Inc.	3.400%	5/1/26	31,840	31,267
	Citigroup Inc.	3.200%	10/21/26	27,939	27,189
	Citigroup Inc.	4.300%	11/20/26	8,010	7,944
	Citigroup Inc.	1.122%	1/28/27	30,452	29,174
	Citigroup Inc.	1.462%	6/9/27	35,788	34,027
	Citigroup Inc.	4.450%	9/29/27	70,581	69,857
[2]	Citigroup Inc.	3.887%	1/10/28	32,927	32,327
	Citigroup Inc.	6.625%	1/15/28	1,370	1,454
[2]	Citigroup Inc.	3.070%	2/24/28	56,120	54,101
	Citigroup Inc.	4.658%	5/24/28	25,475	25,393
[2]	Citigroup Inc.	3.668%	7/24/28	50,982	49,526
	Citigroup Inc.	4.125%	7/25/28	30,840	30,167
[2]	Citigroup Inc.	3.520%	10/27/28	24,224	23,405
[2]	Citigroup Inc.	4.075%	4/23/29	32,231	31,532
	Citigroup Inc.	5.174%	2/13/30	44,166	44,684
[2]	Citigroup Inc.	3.980%	3/20/30	41,152	39,698
	Citigroup Inc.	4.542%	9/19/30	51,010	50,294
[2]	Citigroup Inc.	2.976%	11/5/30	29,885	27,374
[2]	Citizens Bank NA	3.750%	2/18/26	4,464	4,404
	Citizens Bank NA	4.575%	8/9/28	10,170	10,101
	Citizens Financial Group Inc.	4.300%	12/3/25	874	868
	Citizens Financial Group Inc.	2.850%	7/27/26	11,968	11,591
	Citizens Financial Group Inc.	5.841%	1/23/30	16,490	16,956
	Citizens Financial Group Inc.	4.300%	2/11/31	251	241
	CME Group Inc.	3.750%	6/15/28	8,770	8,609
	CNA Financial Corp.	4.500%	3/1/26	7,259	7,237
	CNA Financial Corp.	3.450%	8/15/27	2,737	2,656
	CNA Financial Corp.	3.900%	5/1/29	7,920	7,674
	CNO Financial Group Inc.	5.250%	5/30/29	8,030	8,061
	Comerica Inc.	4.000%	2/1/29	387	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comerica Inc.	5.982%	1/30/30	17,390	17,755
	Commonwealth Bank of Australia	5.316%	3/13/26	698	705
	Commonwealth Bank of Australia	4.577%	11/27/26	15,250	15,288
	Cooperatieve Rabobank UA	4.850%	1/9/26	17,097	17,162
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	30,966	30,332
	Cooperatieve Rabobank UA	5.500%	10/5/26	14,379	14,644
	Cooperatieve Rabobank UA	4.800%	1/9/29	7,975	8,054
	Cooperatieve Rabobank UA	4.494%	10/17/29	16,500	16,391
	Corebridge Financial Inc.	3.650%	4/5/27	33,524	32,717
	Corebridge Financial Inc.	3.850%	4/5/29	22,054	21,254
	Corebridge Financial Inc.	6.875%	12/15/52	3,741	3,821
	Deutsche Bank AG	4.100%	1/13/26	907	900
[2]	Deutsche Bank AG	4.100%	1/13/26	10,048	9,956
	Deutsche Bank AG	1.686%	3/19/26	12,804	12,335
	Deutsche Bank AG	6.119%	7/14/26	25,902	26,081
	Deutsche Bank AG	2.129%	11/24/26	13,422	13,050
	Deutsche Bank AG	7.146%	7/13/27	19,172	19,804
	Deutsche Bank AG	5.371%	9/9/27	4,029	4,098
	Deutsche Bank AG	2.311%	11/16/27	31,366	29,769
	Deutsche Bank AG	2.552%	1/7/28	21,556	20,478
	Deutsche Bank AG	5.706%	2/8/28	11,539	11,692
	Deutsche Bank AG	6.720%	1/18/29	30,497	31,885
	Deutsche Bank AG	5.414%	5/10/29	18,461	18,847
	Deutsche Bank AG	6.819%	11/20/29	21,185	22,393
	Deutsche Bank AG	4.999%	9/11/30	13,855	13,694
	Deutsche Bank AG	4.875%	12/1/32	18,079	17,549
[2]	Discover Bank	4.250%	3/13/26	3,864	3,835
[2]	Discover Bank	3.450%	7/27/26	24,193	23,647
[2]	Discover Bank	4.650%	9/13/28	15,453	15,312
	Discover Financial Services	4.500%	1/30/26	11,980	11,932
	Discover Financial Services	4.100%	2/9/27	20,456	20,195
	Eaton Vance Corp.	3.500%	4/6/27	330	323
	Enact Holdings Inc.	6.250%	5/28/29	18,800	19,312
	Enstar Finance LLC	5.500%	1/15/42	9,934	9,437
	Enstar Group Ltd.	4.950%	6/1/29	7,379	7,338
	Equitable Holdings Inc.	4.350%	4/20/28	30,559	30,185
	Essent Group Ltd.	6.250%	7/1/29	8,010	8,262
	F&G Annuities & Life Inc.	7.400%	1/13/28	7,997	8,405
	F&G Annuities & Life Inc.	6.500%	6/4/29	9,055	9,329
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,985	9,979
	Fidelity National Financial Inc.	4.500%	8/15/28	7,203	7,136
	Fifth Third Bancorp	2.550%	5/5/27	16,887	16,071
	Fifth Third Bancorp	1.707%	11/1/27	8,309	7,849
	Fifth Third Bancorp	3.950%	3/14/28	4,303	4,196
	Fifth Third Bancorp	4.055%	4/25/28	1,538	1,509
	Fifth Third Bancorp	6.361%	10/27/28	25,279	26,271
	Fifth Third Bancorp	6.339%	7/27/29	18,591	19,469
	Fifth Third Bancorp	4.772%	7/28/30	17,794	17,644
	Fifth Third Bancorp	4.895%	9/6/30	10,782	10,739
[2]	Fifth Third Bank NA	3.850%	3/15/26	4,934	4,868
[2]	Fifth Third Bank NA	2.250%	2/1/27	9,867	9,397
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,780	7,029
[3]	Franklin BSP Capital Corp.	7.200%	6/15/29	4,855	4,947
	FS KKR Capital Corp.	3.400%	1/15/26	22,864	22,379
	FS KKR Capital Corp.	2.625%	1/15/27	5,684	5,369
	FS KKR Capital Corp.	7.875%	1/15/29	2,871	3,079
	FS KKR Capital Corp.	6.875%	8/15/29	12,664	13,211
	FS KKR Capital Corp.	6.125%	1/15/30	5,750	5,780
	GATX Corp.	3.250%	9/15/26	4,792	4,670
	GATX Corp.	5.400%	3/15/27	5,650	5,729
	GATX Corp.	3.850%	3/30/27	3,720	3,642
	GATX Corp.	3.500%	3/15/28	2	2
	GATX Corp.	4.550%	11/7/28	6,864	6,822
	GATX Corp.	4.700%	4/1/29	8,160	8,146
	Global Payments Inc.	1.200%	3/1/26	24,688	23,603
	Global Payments Inc.	4.800%	4/1/26	22,522	22,513
	Global Payments Inc.	2.150%	1/15/27	14,290	13,565
	Global Payments Inc.	4.950%	8/15/27	5,211	5,239
	Global Payments Inc.	3.200%	8/15/29	4,557	4,226
	Globe Life Inc.	4.550%	9/15/28	9,701	9,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	40,876	41,148
	Goldman Sachs Bank USA	5.414%	5/21/27	36,638	36,972
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,930	4,807
	Goldman Sachs BDC Inc.	6.375%	3/11/27	7,383	7,595
	Goldman Sachs Group Inc.	3.750%	5/22/25	1	1
	Goldman Sachs Group Inc.	3.750%	2/25/26	26,586	26,301
	Goldman Sachs Group Inc.	3.500%	11/16/26	49,619	48,523
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	28,146	27,105
	Goldman Sachs Group Inc.	5.950%	1/15/27	13,604	13,975
	Goldman Sachs Group Inc.	3.850%	1/26/27	53,229	52,362
	Goldman Sachs Group Inc.	1.431%	3/9/27	43,031	41,241
	Goldman Sachs Group Inc.	4.387%	6/15/27	17,527	17,423
	Goldman Sachs Group Inc.	1.542%	9/10/27	38,410	36,264
	Goldman Sachs Group Inc.	1.948%	10/21/27	74,881	70,966
	Goldman Sachs Group Inc.	2.640%	2/24/28	57,429	54,816
	Goldman Sachs Group Inc.	3.615%	3/15/28	56,012	54,547
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	33,990	33,089
	Goldman Sachs Group Inc.	4.482%	8/23/28	26,289	26,097
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	34,080	33,027
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	40,093	39,386
	Goldman Sachs Group Inc.	6.484%	10/24/29	26,941	28,516
	Goldman Sachs Group Inc.	5.727%	4/25/30	51,901	53,621
	Goldman Sachs Group Inc.	5.049%	7/23/30	41,538	41,824
	Goldman Sachs Group Inc.	4.692%	10/23/30	14,700	14,602
	Golub Capital BDC Inc.	2.500%	8/24/26	12,631	12,026
	Golub Capital BDC Inc.	2.050%	2/15/27	6,110	5,688
	Golub Capital BDC Inc.	7.050%	12/5/28	7,450	7,816
	Golub Capital BDC Inc.	6.000%	7/15/29	9,638	9,722
[3]	Golub Capital Private Credit Fund	5.800%	9/12/29	6,630	6,544
	Hanover Insurance Group Inc.	4.500%	4/15/26	664	660
	Hercules Capital Inc.	2.625%	9/16/26	4,999	4,752
	Horace Mann Educators Corp.	7.250%	9/15/28	3,455	3,717
[3]	HPS Corporate Lending Fund	6.750%	1/30/29	7,012	7,246
[3]	HPS Corporate Lending Fund	6.250%	9/30/29	6,800	6,850
	HSBC Holdings plc	4.300%	3/8/26	38,679	38,472
	HSBC Holdings plc	3.900%	5/25/26	27,312	26,995
[2]	HSBC Holdings plc	2.099%	6/4/26	24,484	24,129
	HSBC Holdings plc	7.336%	11/3/26	25,267	25,807
	HSBC Holdings plc	1.589%	5/24/27	19,251	18,352
	HSBC Holdings plc	5.887%	8/14/27	40,059	40,685
	HSBC Holdings plc	2.251%	11/22/27	26,991	25,639
[2]	HSBC Holdings plc	4.041%	3/13/28	48,146	47,235
	HSBC Holdings plc	5.597%	5/17/28	28,452	28,870
	HSBC Holdings plc	4.755%	6/9/28	30,084	29,953
	HSBC Holdings plc	5.210%	8/11/28	32,439	32,667
[2]	HSBC Holdings plc	2.013%	9/22/28	24,759	22,879
	HSBC Holdings plc	7.390%	11/3/28	38,477	41,012
	HSBC Holdings plc	5.130%	11/19/28	5,600	5,628
	HSBC Holdings plc	6.161%	3/9/29	28,804	29,839
[2]	HSBC Holdings plc	4.583%	6/19/29	44,234	43,669
	HSBC Holdings plc	2.206%	8/17/29	43,118	39,038
	HSBC Holdings plc	5.546%	3/4/30	13,595	13,832
[2]	HSBC Holdings plc	3.973%	5/22/30	48,795	46,656
	HSBC Holdings plc	5.286%	11/19/30	7,750	7,816
	HSBC USA Inc.	5.294%	3/4/27	20,515	20,833
	Huntington Bancshares Inc.	4.443%	8/4/28	17,691	17,509
	Huntington Bancshares Inc.	6.208%	8/21/29	21,953	22,888
	Huntington National Bank	4.552%	5/17/28	12,702	12,610
	ING Groep NV	3.950%	3/29/27	33,317	32,752
	ING Groep NV	1.726%	4/1/27	5,049	4,840
	ING Groep NV	4.017%	3/28/28	20,162	19,789
	ING Groep NV	4.550%	10/2/28	21,470	21,324
	ING Groep NV	4.050%	4/9/29	16,674	16,202
	ING Groep NV	5.335%	3/19/30	26,758	27,158
	Intercontinental Exchange Inc.	3.750%	12/1/25	23,053	22,880
	Intercontinental Exchange Inc.	3.100%	9/15/27	8,709	8,403
	Intercontinental Exchange Inc.	4.000%	9/15/27	25,187	24,886
	Intercontinental Exchange Inc.	3.625%	9/1/28	31,510	30,490
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,095	3,983
	Intercontinental Exchange Inc.	4.350%	6/15/29	11,285	11,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Invesco Finance plc	3.750%	1/15/26	5,391	5,332
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,868	11,901
	Jefferies Financial Group Inc.	6.450%	6/8/27	4,174	4,328
	Jefferies Financial Group Inc.	5.875%	7/21/28	15,731	16,232
	JPMorgan Chase & Co.	3.300%	4/1/26	36,653	36,102
	JPMorgan Chase & Co.	3.200%	6/15/26	33,073	32,435
	JPMorgan Chase & Co.	2.950%	10/1/26	50,662	49,315
	JPMorgan Chase & Co.	7.625%	10/15/26	286	302
	JPMorgan Chase & Co.	4.125%	12/15/26	44,239	43,874
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	11,776	11,673
	JPMorgan Chase & Co.	1.040%	2/4/27	24,666	23,610
	JPMorgan Chase & Co.	1.578%	4/22/27	63,091	60,401
	JPMorgan Chase & Co.	8.000%	4/29/27	8,747	9,430
	JPMorgan Chase & Co.	1.470%	9/22/27	42,231	39,859
	JPMorgan Chase & Co.	4.250%	10/1/27	25,913	25,785
	JPMorgan Chase & Co.	6.070%	10/22/27	18,855	19,307
	JPMorgan Chase & Co.	3.625%	12/1/27	6,450	6,278
	JPMorgan Chase & Co.	5.040%	1/23/28	41,526	41,774
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	42,222	41,412
	JPMorgan Chase & Co.	2.947%	2/24/28	26,475	25,487
	JPMorgan Chase & Co.	5.571%	4/22/28	46,877	47,761
	JPMorgan Chase & Co.	4.323%	4/26/28	57,049	56,482
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	51,903	50,495
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	9,681	9,101
	JPMorgan Chase & Co.	4.979%	7/22/28	35,988	36,229
	JPMorgan Chase & Co.	4.851%	7/25/28	69,666	69,812
	JPMorgan Chase & Co.	4.505%	10/22/28	6,070	6,039
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	38,810	37,465
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	40,382	39,482
	JPMorgan Chase & Co.	2.069%	6/1/29	30,847	28,226
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	35,658	35,017
	JPMorgan Chase & Co.	5.299%	7/24/29	43,388	44,154
	JPMorgan Chase & Co.	6.087%	10/23/29	42,128	44,133
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	18,765	18,542
	JPMorgan Chase & Co.	5.012%	1/23/30	55,187	55,637
	JPMorgan Chase & Co.	5.581%	4/22/30	53,220	54,865
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	37,922	36,305
	JPMorgan Chase & Co.	4.565%	6/14/30	19,180	18,994
	JPMorgan Chase & Co.	4.995%	7/22/30	46,911	47,307
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	47,611	43,372
	JPMorgan Chase & Co.	4.603%	10/22/30	60,015	59,590
	JPMorgan Chase Bank NA	5.110%	12/8/26	33,480	33,888
	KeyBank NA	4.700%	1/26/26	1,081	1,078
[2]	KeyBank NA	3.400%	5/20/26	8,494	8,300
[2]	KeyBank NA	5.850%	11/15/27	18,529	19,067
[2]	KeyBank NA	4.390%	12/14/27	7,729	7,589
[2]	KeyBank NA	6.950%	2/1/28	3,810	3,979
[2]	KeyBank NA	3.900%	4/13/29	5,861	5,532
[2]	KeyCorp	2.250%	4/6/27	18,274	17,233
[2]	KeyCorp	4.100%	4/30/28	11,041	10,761
[2]	KeyCorp	2.550%	10/1/29	12,256	11,012
	Lazard Group LLC	3.625%	3/1/27	6,567	6,400
	Lazard Group LLC	4.500%	9/19/28	8,196	8,084
	Lazard Group LLC	4.375%	3/11/29	9,663	9,492
	Legg Mason Inc.	4.750%	3/15/26	3,706	3,710
	Lincoln National Corp.	3.625%	12/12/26	6,569	6,425
	Lincoln National Corp.	3.800%	3/1/28	6,504	6,322
	Lloyds Banking Group plc	4.582%	12/10/25	29,883	29,702
	Lloyds Banking Group plc	4.650%	3/24/26	12,516	12,443
	Lloyds Banking Group plc	3.750%	1/11/27	18,785	18,414
	Lloyds Banking Group plc	1.627%	5/11/27	17,537	16,733
	Lloyds Banking Group plc	5.462%	1/5/28	17,653	17,863
	Lloyds Banking Group plc	3.750%	3/18/28	17,690	17,262
	Lloyds Banking Group plc	4.375%	3/22/28	36,872	36,375
	Lloyds Banking Group plc	4.550%	8/16/28	10,263	10,181
[2]	Lloyds Banking Group plc	3.574%	11/7/28	20,532	19,793
	Lloyds Banking Group plc	5.087%	11/26/28	8,700	8,745
	Lloyds Banking Group plc	5.871%	3/6/29	28,278	29,070
	Lloyds Banking Group plc	5.721%	6/5/30	23,015	23,676
	Loews Corp.	3.750%	4/1/26	6,718	6,644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LPL Holdings Inc.	5.700%	5/20/27	5,755	5,852
	LPL Holdings Inc.	6.750%	11/17/28	12,335	13,091
	M&T Bank Corp.	4.553%	8/16/28	9,988	9,908
	M&T Bank Corp.	7.413%	10/30/29	17,406	18,794
	Main Street Capital Corp.	3.000%	7/14/26	9,841	9,456
	Main Street Capital Corp.	6.500%	6/4/27	7,140	7,266
	Main Street Capital Corp.	6.950%	3/1/29	5,746	5,965
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	7,314	7,304
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	8,090	7,801
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	20,174	20,087
	Manulife Financial Corp.	4.150%	3/4/26	16,476	16,397
	Manulife Financial Corp.	2.484%	5/19/27	8,075	7,693
[2]	Manulife Financial Corp.	4.061%	2/24/32	6,071	5,932
	Marex Group plc	6.404%	11/4/29	9,500	9,609
	Markel Group Inc.	3.500%	11/1/27	5,552	5,376
	Markel Group Inc.	3.350%	9/17/29	4,595	4,335
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	11,052	10,954
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	12,690	12,738
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	25,013	24,857
	Mastercard Inc.	2.950%	11/21/26	15,084	14,676
	Mastercard Inc.	3.300%	3/26/27	3,201	3,131
	Mastercard Inc.	4.100%	1/15/28	12,777	12,703
	Mastercard Inc.	4.875%	3/9/28	19,886	20,222
	Mastercard Inc.	2.950%	6/1/29	12,278	11,577
	Mercury General Corp.	4.400%	3/15/27	5,310	5,228
	MetLife Inc.	3.000%	3/1/25	1	1
	MGIC Investment Corp.	5.250%	8/15/28	8,850	8,765
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	33,029	32,687
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,176	5,979
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	13,903	13,656
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	50,156	47,641
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,863	16,363
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	7,487	7,076
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	34,788	33,118
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,875	15,630
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	8,926	8,796
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	17,932	18,061
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,351	12,164
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	15,034	15,297
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	25,653	26,204
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	15,866	15,369
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	8,012	8,151
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	30,846	28,939
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	25,566	26,073
	Mizuho Financial Group Inc.	2.651%	5/22/26	3,907	3,863
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	12,162	12,001
	Mizuho Financial Group Inc.	2.839%	9/13/26	16,609	16,108
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,458	3,385
	Mizuho Financial Group Inc.	1.234%	5/22/27	26,998	25,641
	Mizuho Financial Group Inc.	1.554%	7/9/27	11,720	11,138
	Mizuho Financial Group Inc.	4.018%	3/5/28	30,420	29,831
	Mizuho Financial Group Inc.	5.414%	9/13/28	16,887	17,186
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,364	10,659
	Mizuho Financial Group Inc.	5.778%	7/6/29	28,255	29,168
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	22,198	21,757
	Mizuho Financial Group Inc.	3.261%	5/22/30	12,036	11,279
	Mizuho Financial Group Inc.	5.376%	5/26/30	4,615	4,708
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	10,430	9,688
	Morgan Stanley	5.000%	11/24/25	28,451	28,489
[2]	Morgan Stanley	3.875%	1/27/26	63,352	62,825
[2]	Morgan Stanley	3.125%	7/27/26	61,802	60,367
[2]	Morgan Stanley	6.250%	8/9/26	3,027	3,106
[2]	Morgan Stanley	4.350%	9/8/26	48,948	48,617
	Morgan Stanley	0.985%	12/10/26	25,245	24,271
	Morgan Stanley	3.625%	1/20/27	58,491	57,514
	Morgan Stanley	5.050%	1/28/27	22,847	22,917
	Morgan Stanley	3.950%	4/23/27	30,537	30,014
	Morgan Stanley	1.593%	5/4/27	62,085	59,338
[2]	Morgan Stanley	1.512%	7/20/27	38,001	36,029
	Morgan Stanley	2.475%	1/21/28	23,519	22,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	5.652%	4/13/28	33,400	34,066
	Morgan Stanley	4.210%	4/20/28	28,048	27,717
[2]	Morgan Stanley	3.591%	7/22/28	20,417	19,767
	Morgan Stanley	6.296%	10/18/28	21,017	21,879
[2]	Morgan Stanley	3.772%	1/24/29	43,180	41,958
	Morgan Stanley	5.123%	2/1/29	48,478	48,991
[2]	Morgan Stanley	5.164%	4/20/29	46,895	47,444
	Morgan Stanley	5.449%	7/20/29	28,553	29,174
	Morgan Stanley	6.407%	11/1/29	33,660	35,559
	Morgan Stanley	5.173%	1/16/30	46,761	47,375
[2]	Morgan Stanley	4.431%	1/23/30	42,017	41,402
	Morgan Stanley	5.656%	4/18/30	41,675	42,948
	Morgan Stanley	5.042%	7/19/30	50,710	51,122
	Morgan Stanley	4.654%	10/18/30	77,700	77,146
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	29,854	30,571
	Morgan Stanley Bank NA	4.447%	10/15/27	31,000	30,847
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	10,067	10,117
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	36,208	36,838
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	26,674	26,835
[3]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	8,170	8,257
	Nasdaq Inc.	3.850%	6/30/26	12,346	12,195
	Nasdaq Inc.	5.350%	6/28/28	21,210	21,713
	National Australia Bank Ltd.	4.750%	12/10/25	7,294	7,309
	National Australia Bank Ltd.	4.966%	1/12/26	23,815	23,927
	National Australia Bank Ltd.	3.375%	1/14/26	11,011	10,872
[2]	National Australia Bank Ltd.	2.500%	7/12/26	17,147	16,638
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	14,350
	National Australia Bank Ltd.	5.087%	6/11/27	4,080	4,143
	National Australia Bank Ltd.	4.944%	1/12/28	17,320	17,568
	National Australia Bank Ltd.	4.900%	6/13/28	20,945	21,237
	National Australia Bank Ltd.	4.787%	1/10/29	17,112	17,322
	National Bank of Canada	5.600%	12/18/28	22,335	22,978
	National Bank of Canada	4.500%	10/10/29	15,953	15,741
	NatWest Group plc	4.800%	4/5/26	33,175	33,189
	NatWest Group plc	7.472%	11/10/26	29,258	29,915
	NatWest Group plc	5.847%	3/2/27	15,558	15,728
	NatWest Group plc	1.642%	6/14/27	30,584	29,107
	NatWest Group plc	5.583%	3/1/28	4,476	4,543
[2]	NatWest Group plc	3.073%	5/22/28	10,311	9,879
	NatWest Group plc	5.516%	9/30/28	20,741	21,069
[2]	NatWest Group plc	4.892%	5/18/29	37,556	37,488
	NatWest Group plc	5.808%	9/13/29	10,211	10,502
[2]	NatWest Group plc	5.076%	1/27/30	26,265	26,317
[2]	NatWest Group plc	4.445%	5/8/30	19,570	19,115
	NatWest Group plc	4.964%	8/15/30	14,930	14,897
	NatWest Group plc	6.475%	6/1/34	14,845	15,394
	New Mountain Finance Corp.	6.875%	2/1/29	5,210	5,262
	Nomura Holdings Inc.	5.709%	1/9/26	3,517	3,543
	Nomura Holdings Inc.	1.653%	7/14/26	19,018	18,050
	Nomura Holdings Inc.	2.329%	1/22/27	26,900	25,510
	Nomura Holdings Inc.	5.594%	7/2/27	12,850	13,060
	Nomura Holdings Inc.	5.386%	7/6/27	2,052	2,073
	Nomura Holdings Inc.	6.070%	7/12/28	13,356	13,853
	Nomura Holdings Inc.	2.172%	7/14/28	17,503	15,900
	Nomura Holdings Inc.	2.710%	1/22/29	2,000	1,831
	Nomura Holdings Inc.	5.605%	7/6/29	5,270	5,405
	Northern Trust Corp.	4.000%	5/10/27	13,702	13,569
	Northern Trust Corp.	3.650%	8/3/28	11,806	11,502
	Northern Trust Corp.	3.150%	5/3/29	6,654	6,315
[2]	Northern Trust Corp.	3.375%	5/8/32	3,546	3,410
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,818	5,461
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	4,929	5,112
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	7,423	8,044
	Oaktree Strategic Credit Fund	6.500%	7/23/29	6,505	6,633
	Old Republic International Corp.	3.875%	8/26/26	10,588	10,422
	ORIX Corp.	3.700%	7/18/27	2,240	2,181
	ORIX Corp.	5.000%	9/13/27	11,400	11,464
	ORIX Corp.	4.650%	9/10/29	8,987	8,945
	PartnerRe Finance B LLC	3.700%	7/2/29	7,430	7,088
	PayPal Holdings Inc.	2.650%	10/1/26	24,978	24,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.850%	10/1/29	23,940	22,169
[1]	PNC Bank NA	4.775%	1/15/27	15,800	15,808
[2]	PNC Bank NA	3.100%	10/25/27	1,710	1,645
[2]	PNC Bank NA	3.250%	1/22/28	359	346
[2]	PNC Bank NA	4.050%	7/26/28	24,677	24,083
[2]	PNC Bank NA	2.700%	10/22/29	12,465	11,255
	PNC Financial Services Group Inc.	2.600%	7/23/26	15,646	15,167
	PNC Financial Services Group Inc.	1.150%	8/13/26	9,953	9,406
	PNC Financial Services Group Inc.	4.758%	1/26/27	11,479	11,478
	PNC Financial Services Group Inc.	3.150%	5/19/27	5,823	5,637
	PNC Financial Services Group Inc.	5.102%	7/23/27	8,638	8,687
	PNC Financial Services Group Inc.	6.615%	10/20/27	20,425	21,088
	PNC Financial Services Group Inc.	5.300%	1/21/28	26,421	26,734
	PNC Financial Services Group Inc.	5.354%	12/2/28	15,870	16,162
	PNC Financial Services Group Inc.	3.450%	4/23/29	24,308	23,203
	PNC Financial Services Group Inc.	5.582%	6/12/29	48,500	49,719
	PNC Financial Services Group Inc.	5.492%	5/14/30	43,514	44,661
	Principal Financial Group Inc.	3.100%	11/15/26	9,179	8,913
	Principal Financial Group Inc.	3.700%	5/15/29	6,230	5,992
	Progressive Corp.	2.450%	1/15/27	15,569	14,959
	Progressive Corp.	2.500%	3/15/27	8,298	7,955
	Progressive Corp.	4.000%	3/1/29	11,239	11,047
	Prospect Capital Corp.	3.706%	1/22/26	998	973
	Prospect Capital Corp.	3.364%	11/15/26	5,563	5,277
	Prospect Capital Corp.	3.437%	10/15/28	4,805	4,211
[2]	Prudential Financial Inc.	1.500%	3/10/26	7,968	7,672
[2]	Prudential Financial Inc.	5.375%	5/15/45	5,311	5,292
[2]	Prudential Financial Inc.	4.500%	9/15/47	18,585	17,997
[2]	Prudential Financial Inc.	5.700%	9/15/48	6,859	6,839
	Radian Group Inc.	6.200%	5/15/29	10,125	10,454
	Regions Financial Corp.	1.800%	8/12/28	10,699	9,638
	Regions Financial Corp.	5.722%	6/6/30	12,725	13,037
	Reinsurance Group of America Inc.	3.950%	9/15/26	7,197	7,101
	Reinsurance Group of America Inc.	3.900%	5/15/29	5,857	5,649
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,511	3,403
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	4,308	4,104
[2]	Royal Bank of Canada	4.875%	1/12/26	1,306	1,312
[2]	Royal Bank of Canada	0.875%	1/20/26	32,710	31,411
[2]	Royal Bank of Canada	4.650%	1/27/26	31,748	31,696
	Royal Bank of Canada	1.200%	4/27/26	40,462	38,672
[2]	Royal Bank of Canada	1.150%	7/14/26	20,596	19,545
[2]	Royal Bank of Canada	1.400%	11/2/26	12,394	11,701
[2]	Royal Bank of Canada	4.875%	1/19/27	6,028	6,078
[2]	Royal Bank of Canada	2.050%	1/21/27	8,562	8,150
	Royal Bank of Canada	3.625%	5/4/27	12,578	12,332
[2]	Royal Bank of Canada	5.069%	7/23/27	15,581	15,689
[2]	Royal Bank of Canada	4.240%	8/3/27	28,912	28,724
[2]	Royal Bank of Canada	4.510%	10/18/27	9,475	9,449
[2]	Royal Bank of Canada	6.000%	11/1/27	11,825	12,283
[2]	Royal Bank of Canada	4.900%	1/12/28	18,336	18,503
[2]	Royal Bank of Canada	5.200%	8/1/28	10,994	11,233
[2]	Royal Bank of Canada	4.522%	10/18/28	9,480	9,446
[2]	Royal Bank of Canada	4.950%	2/1/29	18,837	19,091
[2]	Royal Bank of Canada	4.969%	8/2/30	20,828	21,009
[2]	Royal Bank of Canada	4.650%	10/18/30	20,000	19,923
	Santander Holdings USA Inc.	3.244%	10/5/26	26,810	25,975
	Santander Holdings USA Inc.	4.400%	7/13/27	25,406	25,068
	Santander Holdings USA Inc.	2.490%	1/6/28	12,388	11,753
	Santander Holdings USA Inc.	6.499%	3/9/29	16,934	17,586
	Santander Holdings USA Inc.	6.174%	1/9/30	15,301	15,774
	Santander Holdings USA Inc.	5.353%	9/6/30	16,635	16,635
	Santander UK Group Holdings plc	6.833%	11/21/26	12,646	12,846
	Santander UK Group Holdings plc	1.673%	6/14/27	17,699	16,808
	Santander UK Group Holdings plc	2.469%	1/11/28	23,847	22,622
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	16,381	15,848
	Santander UK Group Holdings plc	6.534%	1/10/29	23,273	24,255
	Santander UK Group Holdings plc	4.858%	9/11/30	7,325	7,214
	SiriusPoint Ltd.	7.000%	4/5/29	5,185	5,348
[3]	Sixth Street Lending Partners	6.500%	3/11/29	14,108	14,370
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,108	8,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	6,976	7,318
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	7,747	7,885
	State Street Bank & Trust Co.	4.782%	11/23/29	15,900	16,031
	State Street Corp.	2.650%	5/19/26	10,214	9,960
	State Street Corp.	5.272%	8/3/26	14,384	14,563
	State Street Corp.	4.993%	3/18/27	18,580	18,787
	State Street Corp.	2.203%	2/7/28	19,227	18,290
	State Street Corp.	5.820%	11/4/28	8,348	8,634
	State Street Corp.	4.530%	2/20/29	16,381	16,334
	State Street Corp.	5.684%	11/21/29	19,920	20,683
[2]	State Street Corp.	3.031%	11/1/34	7,395	6,716
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	55,063	53,979
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	14,827	14,222
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	22,210	22,390
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,257	12,126
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	9,147	9,317
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	31,273	30,303
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	48,760	46,083
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	33,972	32,983
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	27,971	27,348
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	8,868	8,441
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	14,386	13,987
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,073	1,037
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	41,863	42,915
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	16,416	17,026
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,988	7,797
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	10,188	10,537
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	49,522	44,756
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	18,277	18,726
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	33,355	30,987
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	7,810	7,278
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	119	108
	Synchrony Bank	5.625%	8/23/27	9,650	9,751
	Synchrony Financial	3.700%	8/4/26	12,508	12,231
	Synchrony Financial	3.950%	12/1/27	16,383	15,829
	Synchrony Financial	5.150%	3/19/29	10,658	10,582
	Synovus Bank	5.625%	2/15/28	8,669	8,740
	Synovus Financial Corp.	6.168%	11/1/30	10,190	10,383
[2]	Toronto-Dominion Bank	0.750%	1/6/26	19,891	19,090
	Toronto-Dominion Bank	5.103%	1/9/26	972	976
[2]	Toronto-Dominion Bank	1.200%	6/3/26	28,528	27,128
[2]	Toronto-Dominion Bank	5.532%	7/17/26	14,630	14,819
[2]	Toronto-Dominion Bank	1.250%	9/10/26	36,177	34,125
[2]	Toronto-Dominion Bank	1.950%	1/12/27	13,877	13,159
[2]	Toronto-Dominion Bank	2.800%	3/10/27	28,692	27,600
[2]	Toronto-Dominion Bank	4.980%	4/5/27	6,730	6,785
	Toronto-Dominion Bank	4.108%	6/8/27	13,323	13,155
[2]	Toronto-Dominion Bank	4.693%	9/15/27	39,101	39,173
	Toronto-Dominion Bank	5.156%	1/10/28	14,479	14,686
[2]	Toronto-Dominion Bank	5.523%	7/17/28	9,282	9,548
[2]	Toronto-Dominion Bank	4.994%	4/5/29	15,575	15,756
[2]	Toronto-Dominion Bank	3.625%	9/15/31	25,241	24,552
	Toronto-Dominion Bank	5.146%	9/10/34	16,059	15,914
	Trinity Acquisition plc	4.400%	3/15/26	6,386	6,342
[2]	Truist Bank	3.300%	5/15/26	12,227	11,971
[2]	Truist Bank	3.800%	10/30/26	13,315	13,074
[2]	Truist Financial Corp.	1.267%	3/2/27	8,370	8,010
[2]	Truist Financial Corp.	6.047%	6/8/27	24,777	25,217
[2]	Truist Financial Corp.	1.125%	8/3/27	4,819	4,398
[2]	Truist Financial Corp.	4.123%	6/6/28	17,748	17,457
[2]	Truist Financial Corp.	4.873%	1/26/29	29,974	29,986
[2]	Truist Financial Corp.	3.875%	3/19/29	9,718	9,348
[2]	Truist Financial Corp.	1.887%	6/7/29	13,251	11,991
[2]	Truist Financial Corp.	7.161%	10/30/29	21,405	23,066
[2]	Truist Financial Corp.	5.435%	1/24/30	24,275	24,712
	UBS AG	1.250%	6/1/26	1,036	986
	UBS AG	1.250%	8/7/26	17,425	16,499
	UBS AG	5.000%	7/9/27	27,572	27,813
	UBS AG	7.500%	2/15/28	47,437	51,171
	UBS AG	5.650%	9/11/28	30,024	31,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS Group AG	4.550%	4/17/26	38,373	38,307
[2]	US Bancorp	3.100%	4/27/26	23,877	23,395
[2]	US Bancorp	2.375%	7/22/26	25,791	24,937
[2]	US Bancorp	3.150%	4/27/27	19,598	19,013
	US Bancorp	6.787%	10/26/27	11,412	11,827
[2]	US Bancorp	2.215%	1/27/28	12,553	11,904
[2]	US Bancorp	3.900%	4/26/28	23,418	22,918
[2]	US Bancorp	4.548%	7/22/28	28,171	28,033
	US Bancorp	4.653%	2/1/29	30,527	30,434
	US Bancorp	5.775%	6/12/29	30,110	31,064
	US Bancorp	5.384%	1/23/30	28,009	28,588
	US Bancorp	5.100%	7/23/30	33,870	34,218
	US Bank NA	4.507%	10/22/27	18,100	18,027
	Visa Inc.	1.900%	4/15/27	30,946	29,273
	Visa Inc.	0.750%	8/15/27	7,610	6,951
	Visa Inc.	2.750%	9/15/27	5,001	4,810
	Voya Financial Inc.	3.650%	6/15/26	11,728	11,526
[2]	Voya Financial Inc.	4.700%	1/23/48	5,580	5,194
	Wachovia Corp.	7.574%	8/1/26	6	6
	Webster Financial Corp.	4.100%	3/25/29	4,960	4,758
	Wells Fargo & Co.	3.000%	4/22/26	52,812	51,614
[2]	Wells Fargo & Co.	4.100%	6/3/26	25,345	25,092
	Wells Fargo & Co.	3.000%	10/23/26	61,645	59,807
[2]	Wells Fargo & Co.	3.196%	6/17/27	29,270	28,567
[2]	Wells Fargo & Co.	4.300%	7/22/27	51,907	51,403
[2]	Wells Fargo & Co.	3.526%	3/24/28	72,450	70,455
[2]	Wells Fargo & Co.	5.707%	4/22/28	65,795	67,155
[2]	Wells Fargo & Co.	3.584%	5/22/28	52,277	50,778
[2]	Wells Fargo & Co.	2.393%	6/2/28	38,313	36,155
[2]	Wells Fargo & Co.	4.808%	7/25/28	45,039	45,028
[2]	Wells Fargo & Co.	4.150%	1/24/29	44,103	43,235
[2]	Wells Fargo & Co.	5.574%	7/25/29	73,148	75,024
	Wells Fargo & Co.	6.303%	10/23/29	29,893	31,473
	Wells Fargo & Co.	5.198%	1/23/30	40,441	41,047
[2]	Wells Fargo & Co.	2.879%	10/30/30	53,775	49,225
	Wells Fargo Bank NA	4.811%	1/15/26	17,560	17,613
[2]	Wells Fargo Bank NA	5.450%	8/7/26	49,706	50,403
	Wells Fargo Bank NA	5.254%	12/11/26	29,289	29,682
	Western Union Co.	1.350%	3/15/26	5,704	5,445
	Westpac Banking Corp.	5.200%	4/16/26	16,180	16,336
	Westpac Banking Corp.	2.850%	5/13/26	36,625	35,798
	Westpac Banking Corp.	1.150%	6/3/26	17,907	17,054
	Westpac Banking Corp.	2.700%	8/19/26	18,861	18,332
[2]	Westpac Banking Corp.	4.600%	10/20/26	9,480	9,514
	Westpac Banking Corp.	3.350%	3/8/27	18,227	17,823
	Westpac Banking Corp.	5.457%	11/18/27	29,640	30,490
	Westpac Banking Corp.	5.535%	11/17/28	25,478	26,509
	Westpac Banking Corp.	1.953%	11/20/28	6,749	6,143
	Westpac Banking Corp.	5.050%	4/16/29	16,288	16,664
[2]	Westpac Banking Corp.	4.322%	11/23/31	29,003	28,574
	Westpac Banking Corp.	4.110%	7/24/34	19,693	18,766
	Willis North America Inc.	4.650%	6/15/27	16,601	16,568
	Willis North America Inc.	4.500%	9/15/28	8,415	8,352
	Willis North America Inc.	2.950%	9/15/29	11,700	10,783
	Wintrust Financial Corp.	4.850%	6/6/29	4,888	4,696
	Zions Bancorp NA	3.250%	10/29/29	8,258	7,376
					16,693,452
Health Care (8.4%)
[4]	Abbott Laboratories	3.750%	11/30/26	33,147	32,785
	Abbott Laboratories	1.150%	1/30/28	9,555	8,697
	AbbVie Inc.	3.800%	3/15/25	13,990	13,947
	AbbVie Inc.	3.200%	5/14/26	30,376	29,837
	AbbVie Inc.	2.950%	11/21/26	64,267	62,430
	AbbVie Inc.	4.800%	3/15/27	41,998	42,327
	AbbVie Inc.	4.250%	11/14/28	11,724	11,654
	AbbVie Inc.	4.800%	3/15/29	36,553	36,902
	AbbVie Inc.	3.200%	11/21/29	91,094	85,473
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,902	6,748
	Agilent Technologies Inc.	3.050%	9/22/26	1,115	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Agilent Technologies Inc.	2.750%	9/15/29	11,760	10,778
	Amgen Inc.	5.507%	3/2/26	15,175	15,169
	Amgen Inc.	2.600%	8/19/26	28,210	27,284
	Amgen Inc.	2.200%	2/21/27	17,209	16,363
	Amgen Inc.	3.200%	11/2/27	6,111	5,905
	Amgen Inc.	5.150%	3/2/28	69,931	71,029
	Amgen Inc.	1.650%	8/15/28	25,163	22,680
	Amgen Inc.	3.000%	2/22/29	9,593	9,006
	Amgen Inc.	4.050%	8/18/29	20,110	19,584
[2]	Ascension Health	2.532%	11/15/29	15,000	13,721
	AstraZeneca Finance LLC	1.200%	5/28/26	24,523	23,403
	AstraZeneca Finance LLC	4.800%	2/26/27	21,795	22,000
	AstraZeneca Finance LLC	4.875%	3/3/28	22,648	22,954
	AstraZeneca Finance LLC	1.750%	5/28/28	19,807	18,081
	AstraZeneca Finance LLC	4.850%	2/26/29	26,944	27,286
	AstraZeneca plc	0.700%	4/8/26	19,000	18,087
	AstraZeneca plc	3.125%	6/12/27	14,357	13,951
	AstraZeneca plc	4.000%	1/17/29	10,724	10,547
	Baxalta Inc.	4.000%	6/23/25	15,739	15,664
	Baxter International Inc.	2.600%	8/15/26	15,208	14,688
	Baxter International Inc.	1.915%	2/1/27	27,336	25,769
	Baxter International Inc.	2.272%	12/1/28	22,885	20,775
	Becton Dickinson & Co.	3.700%	6/6/27	35,334	34,625
	Becton Dickinson & Co.	4.693%	2/13/28	17,109	17,170
	Becton Dickinson & Co.	4.874%	2/8/29	2,170	2,187
	Becton Dickinson & Co.	5.081%	6/7/29	5,550	5,633
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	6,461	6,266
	Bristol-Myers Squibb Co.	4.950%	2/20/26	15,144	15,240
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,488	33,861
	Bristol-Myers Squibb Co.	4.900%	2/22/27	9,554	9,665
	Bristol-Myers Squibb Co.	3.250%	2/27/27	11,423	11,151
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,958	5,438
	Bristol-Myers Squibb Co.	3.450%	11/15/27	12,777	12,478
	Bristol-Myers Squibb Co.	3.900%	2/20/28	29,369	28,938
	Bristol-Myers Squibb Co.	4.900%	2/22/29	28,858	29,312
	Bristol-Myers Squibb Co.	3.400%	7/26/29	29,488	28,105
	Cardinal Health Inc.	4.700%	11/15/26	7,370	7,368
	Cardinal Health Inc.	3.410%	6/15/27	25,193	24,487
	Cardinal Health Inc.	5.125%	2/15/29	12,276	12,457
	Cardinal Health Inc.	5.000%	11/15/29	11,365	11,439
	Cencora Inc.	3.450%	12/15/27	13,150	12,727
	Centene Corp.	4.250%	12/15/27	52,245	50,619
	Centene Corp.	2.450%	7/15/28	37,098	33,587
[2]	CHRISTUS Health	4.341%	7/1/28	2,774	2,743
[2]	Cigna Group	3.250%	4/15/25	12,335	12,262
[2]	Cigna Group	4.500%	2/25/26	8,291	8,280
	Cigna Group	1.250%	3/15/26	2,598	2,487
	Cigna Group	5.685%	3/15/26	12,000	12,002
[2]	Cigna Group	3.400%	3/1/27	27,190	26,486
	Cigna Group	4.375%	10/15/28	65,869	65,300
	Cigna Group	5.000%	5/15/29	16,550	16,758
	CommonSpirit Health	6.073%	11/1/27	6,080	6,313
	CommonSpirit Health	3.347%	10/1/29	9,763	9,203
	CVS Health Corp.	5.000%	2/20/26	28,228	28,272
	CVS Health Corp.	2.875%	6/1/26	34,173	33,207
	CVS Health Corp.	3.000%	8/15/26	12,493	12,121
	CVS Health Corp.	3.625%	4/1/27	2,650	2,583
	CVS Health Corp.	6.250%	6/1/27	8,299	8,548
	CVS Health Corp.	1.300%	8/21/27	42,581	38,803
	CVS Health Corp.	4.300%	3/25/28	93,835	92,102
	CVS Health Corp.	5.000%	1/30/29	3,884	3,897
	CVS Health Corp.	5.400%	6/1/29	13,575	13,814
	CVS Health Corp.	3.250%	8/15/29	33,365	30,880
	DH Europe Finance II Sarl	2.600%	11/15/29	13,000	11,900
	Edwards Lifesciences Corp.	4.300%	6/15/28	13,105	12,926
	Elevance Health Inc.	4.900%	2/8/26	6,922	6,921
	Elevance Health Inc.	1.500%	3/15/26	20,424	19,627
	Elevance Health Inc.	4.500%	10/30/26	3,830	3,825
	Elevance Health Inc.	3.650%	12/1/27	27,905	27,202
	Elevance Health Inc.	4.101%	3/1/28	17,430	17,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	5.150%	6/15/29	9,776	9,935
	Elevance Health Inc.	2.875%	9/15/29	17,275	15,903
	Eli Lilly & Co.	4.500%	2/9/27	21,325	21,423
	Eli Lilly & Co.	3.100%	5/15/27	6,100	5,935
	Eli Lilly & Co.	4.150%	8/14/27	13,215	13,180
	Eli Lilly & Co.	4.500%	2/9/29	20,677	20,795
	Eli Lilly & Co.	3.375%	3/15/29	14,744	14,192
	Eli Lilly & Co.	4.200%	8/14/29	20,538	20,382
	GE HealthCare Technologies Inc.	5.650%	11/15/27	31,350	32,248
	GE HealthCare Technologies Inc.	4.800%	8/14/29	13,425	13,449
	Gilead Sciences Inc.	3.650%	3/1/26	43,640	43,129
	Gilead Sciences Inc.	2.950%	3/1/27	24,186	23,405
	Gilead Sciences Inc.	1.200%	10/1/27	11,480	10,500
	Gilead Sciences Inc.	4.800%	11/15/29	11,400	11,470
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,097	29,615
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,280	11,754
	HCA Inc.	5.875%	2/15/26	27,963	28,182
	HCA Inc.	5.250%	6/15/26	17,418	17,469
	HCA Inc.	5.375%	9/1/26	22,002	22,120
	HCA Inc.	4.500%	2/15/27	25,784	25,598
	HCA Inc.	3.125%	3/15/27	29,645	28,571
	HCA Inc.	5.200%	6/1/28	5,852	5,923
	HCA Inc.	5.625%	9/1/28	22,425	22,921
	HCA Inc.	5.875%	2/1/29	10,518	10,835
	HCA Inc.	3.375%	3/15/29	9,930	9,343
	HCA Inc.	4.125%	6/15/29	34,307	33,152
	Humana Inc.	1.350%	2/3/27	14,458	13,450
	Humana Inc.	3.950%	3/15/27	9,061	8,912
	Humana Inc.	5.750%	3/1/28	9,780	10,046
	Humana Inc.	5.750%	12/1/28	8,173	8,420
	Humana Inc.	3.700%	3/23/29	13,114	12,521
	Humana Inc.	3.125%	8/15/29	7,880	7,312
	Icon Investments Six DAC	5.809%	5/8/27	13,265	13,533
	Icon Investments Six DAC	5.849%	5/8/29	3,877	3,991
	Illumina Inc.	5.800%	12/12/25	4,092	4,125
	Illumina Inc.	4.650%	9/9/26	8,200	8,173
	Illumina Inc.	5.750%	12/13/27	8,698	8,926
	IQVIA Inc.	5.700%	5/15/28	12,143	12,441
	IQVIA Inc.	6.250%	2/1/29	18,789	19,625
	Johnson & Johnson	2.450%	3/1/26	38,508	37,631
	Johnson & Johnson	2.950%	3/3/27	19,808	19,250
	Johnson & Johnson	2.900%	1/15/28	35,832	34,474
	Johnson & Johnson	4.800%	6/1/29	26,097	26,646
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,784	3,680
	Laboratory Corp. of America Holdings	1.550%	6/1/26	9,143	8,735
	Laboratory Corp. of America Holdings	2.950%	12/1/29	10,660	9,773
	McKesson Corp.	0.900%	12/3/25	9,583	9,241
	McKesson Corp.	1.300%	8/15/26	6,360	6,035
	McKesson Corp.	3.950%	2/16/28	5,669	5,587
	McKesson Corp.	4.900%	7/15/28	5,779	5,852
	McKesson Corp.	4.250%	9/15/29	7,975	7,879
	Medtronic Global Holdings SCA	4.250%	3/30/28	18,705	18,649
	Merck & Co. Inc.	0.750%	2/24/26	17,606	16,851
	Merck & Co. Inc.	1.700%	6/10/27	24,288	22,817
	Merck & Co. Inc.	4.050%	5/17/28	8,588	8,542
	Merck & Co. Inc.	1.900%	12/10/28	14,508	13,197
	Merck & Co. Inc.	3.400%	3/7/29	34,783	33,410
	Merck Sharp & Dohme Corp.	5.950%	12/1/28	2,650	2,800
	Mylan Inc.	4.550%	4/15/28	12,927	12,759
	Novartis Capital Corp.	2.000%	2/14/27	9,903	9,435
	Novartis Capital Corp.	3.100%	5/17/27	21,410	20,830
	Novartis Capital Corp.	3.800%	9/18/29	16,305	15,878
	Pfizer Inc.	2.750%	6/3/26	17,797	17,360
	Pfizer Inc.	3.000%	12/15/26	34,411	33,449
	Pfizer Inc.	3.600%	9/15/28	3,255	3,173
	Pfizer Inc.	3.450%	3/15/29	22,735	21,874
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	57,443	57,403
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	66,000	65,894
	Pharmacia LLC	6.600%	12/1/28	9,612	10,321
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	6	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,860	6,206
	Quest Diagnostics Inc.	3.450%	6/1/26	13,596	13,351
	Quest Diagnostics Inc.	4.600%	12/15/27	4,286	4,296
	Quest Diagnostics Inc.	4.200%	6/30/29	7,335	7,194
	Revvity Inc.	1.900%	9/15/28	7,141	6,434
	Revvity Inc.	3.300%	9/15/29	9,865	9,200
	Royalty Pharma plc	1.750%	9/2/27	17,097	15,778
	Royalty Pharma plc	5.150%	9/2/29	4,740	4,776
	Sanofi SA	3.625%	6/19/28	16,884	16,497
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	5,200	5,083
	Smith & Nephew plc	5.150%	3/20/27	4,900	4,945
[3]	Solventum Corp.	5.450%	2/25/27	17,280	17,505
[3]	Solventum Corp.	5.400%	3/1/29	23,355	23,708
[2]	SSM Health Care Corp.	3.823%	6/1/27	3,204	3,149
	SSM Health Care Corp.	4.894%	6/1/28	1,815	1,825
	Stryker Corp.	3.500%	3/15/26	12,335	12,167
	Stryker Corp.	3.650%	3/7/28	12,125	11,819
	Stryker Corp.	4.850%	12/8/28	9,441	9,550
	Stryker Corp.	4.250%	9/11/29	10,595	10,464
[2]	Sutter Health	3.695%	8/15/28	6,185	5,979
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	24,164	24,460
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6	6
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	14,962	15,113
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	15,826	16,014
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	17,677	16,021
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	8,583	8,747
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	17,530	16,129
	UnitedHealth Group Inc.	3.700%	12/15/25	2,015	1,998
	UnitedHealth Group Inc.	1.250%	1/15/26	6,754	6,517
	UnitedHealth Group Inc.	3.100%	3/15/26	18,518	18,244
	UnitedHealth Group Inc.	1.150%	5/15/26	18,165	17,327
	UnitedHealth Group Inc.	4.750%	7/15/26	9,246	9,303
	UnitedHealth Group Inc.	3.450%	1/15/27	21,882	21,476
	UnitedHealth Group Inc.	3.375%	4/15/27	7,362	7,200
	UnitedHealth Group Inc.	4.600%	4/15/27	8,560	8,603
	UnitedHealth Group Inc.	3.700%	5/15/27	4,154	4,090
	UnitedHealth Group Inc.	2.950%	10/15/27	4,578	4,406
	UnitedHealth Group Inc.	5.250%	2/15/28	18,602	19,057
	UnitedHealth Group Inc.	3.850%	6/15/28	19,069	18,729
	UnitedHealth Group Inc.	3.875%	12/15/28	12,846	12,577
	UnitedHealth Group Inc.	4.250%	1/15/29	14,496	14,378
	UnitedHealth Group Inc.	4.700%	4/15/29	7,725	7,788
	UnitedHealth Group Inc.	4.000%	5/15/29	16,931	16,607
	UnitedHealth Group Inc.	2.875%	8/15/29	16,020	14,928
	Universal Health Services Inc.	1.650%	9/1/26	12,255	11,576
	Universal Health Services Inc.	4.625%	10/15/29	8,215	8,017
	Utah Acquisition Sub Inc.	3.950%	6/15/26	18,928	18,651
	Viatris Inc.	2.300%	6/22/27	12,920	12,129
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	12,095	11,897
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	11,285	11,566
	Zoetis Inc.	3.000%	9/12/27	3,298	3,172
	Zoetis Inc.	3.900%	8/20/28	12,184	11,911
					3,465,870
Industrials (6.7%)
[2]	3M Co.	2.250%	9/19/26	9,186	8,815
	3M Co.	2.875%	10/15/27	13,968	13,380
[2]	3M Co.	3.625%	9/14/28	8,108	7,870
[2]	3M Co.	3.375%	3/1/29	8,841	8,432
	3M Co.	2.375%	8/26/29	21,720	19,686
	AGCO Corp.	5.450%	3/21/27	7,165	7,257
	Allegion plc	3.500%	10/1/29	6,885	6,516
	Allegion US Holding Co. Inc.	3.550%	10/1/27	4,823	4,665
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	5,731	5,556
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	3,718	3,561
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	6,869	6,635
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,765	1,708
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,238	4,025
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,031	3,806
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,923	3,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	4.750%	3/30/26	2	2
	Amphenol Corp.	5.050%	4/5/27	15,951	16,136
	Amphenol Corp.	5.050%	4/5/29	7,285	7,412
	Amphenol Corp.	4.350%	6/1/29	8,450	8,363
[2]	BNSF Funding Trust I	6.613%	12/15/55	6,246	6,299
	Boeing Co.	2.750%	2/1/26	26,973	26,249
	Boeing Co.	2.196%	2/4/26	94,335	91,182
	Boeing Co.	3.100%	5/1/26	6,817	6,622
	Boeing Co.	2.250%	6/15/26	3,462	3,313
	Boeing Co.	2.700%	2/1/27	21,269	20,228
	Boeing Co.	2.800%	3/1/27	7,382	7,023
	Boeing Co.	5.040%	5/1/27	22,728	22,745
[3]	Boeing Co.	6.259%	5/1/27	14,101	14,454
	Boeing Co.	3.250%	2/1/28	30,448	28,795
	Boeing Co.	3.450%	11/1/28	2,472	2,318
	Boeing Co.	3.200%	3/1/29	17,168	15,861
[3]	Boeing Co.	6.298%	5/1/29	21,430	22,349
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	982	1,007
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,742	8,511
	Canadian National Railway Co.	2.750%	3/1/26	6,186	6,052
	Canadian Pacific Railway Co.	1.750%	12/2/26	29,840	28,204
	Carrier Global Corp.	2.493%	2/15/27	14,140	13,538
	Caterpillar Financial Services Corp.	4.800%	1/6/26	7,942	7,974
	Caterpillar Financial Services Corp.	5.050%	2/27/26	8,921	8,993
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,729	10,283
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	18,320	18,313
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,725	4,572
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	13,122	12,412
	Caterpillar Financial Services Corp.	4.450%	10/16/26	8,985	8,990
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	8,086	7,657
	Caterpillar Financial Services Corp.	4.500%	1/8/27	7,075	7,102
	Caterpillar Financial Services Corp.	5.000%	5/14/27	10,480	10,630
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	18,418	18,100
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	12,395	11,393
	Caterpillar Financial Services Corp.	4.400%	10/15/27	9,805	9,824
	Caterpillar Financial Services Corp.	4.600%	11/15/27	13,825	13,893
	Caterpillar Financial Services Corp.	4.850%	2/27/29	7,625	7,741
	Caterpillar Financial Services Corp.	4.375%	8/16/29	9,640	9,605
	Caterpillar Financial Services Corp.	4.700%	11/15/29	7,250	7,308
	CH Robinson Worldwide Inc.	4.200%	4/15/28	9,075	8,933
	CNH Industrial Capital LLC	1.875%	1/15/26	12,040	11,655
	CNH Industrial Capital LLC	1.450%	7/15/26	8,959	8,506
	CNH Industrial Capital LLC	4.500%	10/8/27	3,350	3,327
	CNH Industrial Capital LLC	4.550%	4/10/28	15,953	15,854
	CNH Industrial Capital LLC	5.500%	1/12/29	6,062	6,224
	CNH Industrial Capital LLC	5.100%	4/20/29	10,065	10,195
	CSX Corp.	2.600%	11/1/26	7,428	7,179
	CSX Corp.	3.250%	6/1/27	15,711	15,275
	CSX Corp.	3.800%	3/1/28	7,289	7,140
	CSX Corp.	4.250%	3/15/29	23,120	22,911
	Cummins Inc.	4.900%	2/20/29	7,931	8,058
	Delta Air Lines Inc.	4.375%	4/19/28	10,725	10,470
[3]	Delta Air Lines Inc.	4.750%	10/20/28	9,370	9,303
	Delta Air Lines Inc.	3.750%	10/28/29	6,300	5,888
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	711	660
	Eaton Corp.	3.103%	9/15/27	10,966	10,609
	Embraer Netherlands Finance BV	5.400%	2/1/27	7,735	7,795
	Emerson Electric Co.	0.875%	10/15/26	16,348	15,359
	Emerson Electric Co.	1.800%	10/15/27	8,476	7,902
	Emerson Electric Co.	2.000%	12/21/28	22,300	20,297
	FedEx Corp.	3.250%	4/1/26	12,783	12,563
	FedEx Corp.	4.200%	10/17/28	11,565	11,423
	FedEx Corp.	3.100%	8/5/29	9,300	8,720
	Fortive Corp.	3.150%	6/15/26	14,617	14,277
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,635
	General Dynamics Corp.	3.500%	4/1/27	9,512	9,333
	General Dynamics Corp.	2.625%	11/15/27	7,485	7,129
	General Dynamics Corp.	3.750%	5/15/28	18,389	17,989
	HEICO Corp.	5.250%	8/1/28	7,764	7,900
	Hexcel Corp.	4.200%	2/15/27	6,721	6,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	2.500%	11/1/26	28,174	27,221
	Honeywell International Inc.	1.100%	3/1/27	9,262	8,628
	Honeywell International Inc.	4.650%	7/30/27	21,140	21,308
	Honeywell International Inc.	4.950%	2/15/28	2,705	2,757
	Honeywell International Inc.	4.250%	1/15/29	12,213	12,186
	Honeywell International Inc.	2.700%	8/15/29	12,130	11,249
	Honeywell International Inc.	4.875%	9/1/29	19,535	19,894
	Howmet Aerospace Inc.	5.900%	2/1/27	10,525	10,807
	Howmet Aerospace Inc.	6.750%	1/15/28	1,250	1,322
	Howmet Aerospace Inc.	3.000%	1/15/29	11,673	10,949
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	11,219	10,792
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,925	8,068
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,500	2,524
	IDEX Corp.	4.950%	9/1/29	6,815	6,874
	Illinois Tool Works Inc.	2.650%	11/15/26	16,297	15,806
	Ingersoll Rand Inc.	5.197%	6/15/27	11,643	11,808
	Ingersoll Rand Inc.	5.400%	8/14/28	8,285	8,485
	Ingersoll Rand Inc.	5.176%	6/15/29	11,114	11,307
	Jacobs Engineering Group Inc.	6.350%	8/18/28	9,815	10,291
	JB Hunt Transport Services Inc.	3.875%	3/1/26	16,969	16,813
[2]	John Deere Capital Corp.	0.700%	1/15/26	10,966	10,517
[2]	John Deere Capital Corp.	5.050%	3/3/26	9,044	9,122
[2]	John Deere Capital Corp.	4.950%	3/6/26	8,545	8,601
[2]	John Deere Capital Corp.	4.750%	6/8/26	25,138	25,286
[2]	John Deere Capital Corp.	2.650%	6/10/26	9,060	8,829
[2]	John Deere Capital Corp.	1.050%	6/17/26	6,981	6,635
[2]	John Deere Capital Corp.	5.150%	9/8/26	9,334	9,460
[2]	John Deere Capital Corp.	2.250%	9/14/26	12,575	12,118
[2]	John Deere Capital Corp.	1.300%	10/13/26	2,696	2,548
[2]	John Deere Capital Corp.	1.700%	1/11/27	15,450	14,621
[2]	John Deere Capital Corp.	4.850%	3/5/27	11,265	11,386
[2]	John Deere Capital Corp.	2.350%	3/8/27	18,979	18,153
[2]	John Deere Capital Corp.	1.750%	3/9/27	5,658	5,340
[2]	John Deere Capital Corp.	4.900%	6/11/27	12,124	12,277
	John Deere Capital Corp.	4.200%	7/15/27	13,390	13,346
[2]	John Deere Capital Corp.	4.150%	9/15/27	30,607	30,436
[2]	John Deere Capital Corp.	4.750%	1/20/28	28,032	28,346
[2]	John Deere Capital Corp.	4.900%	3/3/28	17,484	17,762
[2]	John Deere Capital Corp.	4.950%	7/14/28	28,455	28,988
	John Deere Capital Corp.	4.500%	1/16/29	12,558	12,596
[2]	John Deere Capital Corp.	3.450%	3/7/29	9,861	9,477
[2]	John Deere Capital Corp.	3.350%	4/18/29	8,691	8,341
[2]	John Deere Capital Corp.	4.850%	6/11/29	12,415	12,618
[2]	John Deere Capital Corp.	2.800%	7/18/29	3,620	3,374
[2]	Johnson Controls International plc	3.900%	2/14/26	11,348	11,227
	Johnson Controls International plc	5.500%	4/19/29	11,230	11,595
	Kennametal Inc.	4.625%	6/15/28	4,955	4,913
	Keysight Technologies Inc.	4.600%	4/6/27	15,425	15,410
	Keysight Technologies Inc.	3.000%	10/30/29	8,280	7,639
	Kirby Corp.	4.200%	3/1/28	8,133	7,960
	L3Harris Technologies Inc.	3.850%	12/15/26	10,113	9,959
	L3Harris Technologies Inc.	5.400%	1/15/27	22,684	23,069
	L3Harris Technologies Inc.	4.400%	6/15/28	13,229	13,109
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	14,967	14,835
	L3Harris Technologies Inc.	5.050%	6/1/29	11,356	11,499
	Lennox International Inc.	1.700%	8/1/27	5,100	4,717
	Lennox International Inc.	5.500%	9/15/28	7,964	8,174
	LKQ Corp.	5.750%	6/15/28	17,435	17,824
	Lockheed Martin Corp.	3.550%	1/15/26	12,693	12,560
	Lockheed Martin Corp.	5.100%	11/15/27	17,086	17,440
	Lockheed Martin Corp.	4.450%	5/15/28	3,545	3,556
	Lockheed Martin Corp.	4.500%	2/15/29	12,646	12,652
	MasTec Inc.	5.900%	6/15/29	9,810	10,098
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	9,238	9,322
	Nordson Corp.	5.600%	9/15/28	5,347	5,523
	Norfolk Southern Corp.	2.900%	6/15/26	21,429	20,907
	Norfolk Southern Corp.	7.800%	5/15/27	7,101	7,633
	Norfolk Southern Corp.	3.150%	6/1/27	8,373	8,115
	Norfolk Southern Corp.	3.800%	8/1/28	26,123	25,532
	Northrop Grumman Corp.	3.200%	2/1/27	11,913	11,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.250%	1/15/28	39,235	37,745
	nVent Finance Sarl	4.550%	4/15/28	5,549	5,518
	Oshkosh Corp.	4.600%	5/15/28	4,807	4,785
	Otis Worldwide Corp.	2.293%	4/5/27	9,044	8,603
	Otis Worldwide Corp.	5.250%	8/16/28	13,260	13,537
[2]	PACCAR Financial Corp.	1.100%	5/11/26	5,890	5,617
[2]	PACCAR Financial Corp.	5.050%	8/10/26	9,145	9,241
[2]	PACCAR Financial Corp.	4.500%	11/25/26	8,050	8,072
[2]	PACCAR Financial Corp.	2.000%	2/4/27	8,012	7,612
	PACCAR Financial Corp.	5.000%	5/13/27	12,585	12,787
	PACCAR Financial Corp.	4.450%	8/6/27	12,485	12,518
	PACCAR Financial Corp.	4.600%	1/10/28	9,647	9,724
[2]	PACCAR Financial Corp.	4.950%	8/10/28	7,964	8,111
[2]	PACCAR Financial Corp.	4.600%	1/31/29	8,535	8,599
	PACCAR Financial Corp.	4.000%	9/26/29	11,358	11,125
	Parker-Hannifin Corp.	3.250%	3/1/27	1,713	1,666
	Parker-Hannifin Corp.	4.250%	9/15/27	28,536	28,372
	Parker-Hannifin Corp.	3.250%	6/14/29	16,345	15,483
	Parker-Hannifin Corp.	4.500%	9/15/29	16,523	16,507
	Pentair Finance Sarl	4.500%	7/1/29	6,440	6,320
	Regal Rexnord Corp.	6.050%	2/15/26	14,883	15,036
	Regal Rexnord Corp.	6.050%	4/15/28	20,808	21,384
	Republic Services Inc.	2.900%	7/1/26	7,917	7,722
	Republic Services Inc.	3.375%	11/15/27	10,442	10,133
	Republic Services Inc.	3.950%	5/15/28	12,856	12,596
	Republic Services Inc.	4.875%	4/1/29	12,175	12,295
	Rockwell Automation Inc.	3.500%	3/1/29	8,735	8,365
	RTX Corp.	5.000%	2/27/26	8,463	8,504
	RTX Corp.	2.650%	11/1/26	2,910	2,814
	RTX Corp.	5.750%	11/8/26	19,859	20,263
	RTX Corp.	3.500%	3/15/27	25,051	24,460
	RTX Corp.	3.125%	5/4/27	18,019	17,409
	RTX Corp.	4.125%	11/16/28	53,619	52,708
	RTX Corp.	5.750%	1/15/29	7,777	8,114
	RTX Corp.	7.500%	9/15/29	6,329	7,086
[2]	Ryder System Inc.	1.750%	9/1/26	4,833	4,583
[2]	Ryder System Inc.	2.900%	12/1/26	7,150	6,899
[2]	Ryder System Inc.	2.850%	3/1/27	3,408	3,271
[2]	Ryder System Inc.	5.300%	3/15/27	8,194	8,317
[2]	Ryder System Inc.	5.650%	3/1/28	10,214	10,521
[2]	Ryder System Inc.	5.250%	6/1/28	15,590	15,851
	Ryder System Inc.	6.300%	12/1/28	6,544	6,929
[2]	Ryder System Inc.	5.375%	3/15/29	13,630	13,939
[2]	Ryder System Inc.	5.500%	6/1/29	3,530	3,628
[2]	Ryder System Inc.	4.950%	9/1/29	3,715	3,740
[2]	Ryder System Inc.	4.900%	12/1/29	2,500	2,507
	Southwest Airlines Co.	3.000%	11/15/26	11,694	11,289
	Southwest Airlines Co.	5.125%	6/15/27	33,422	33,726
	Southwest Airlines Co.	3.450%	11/16/27	3,291	3,165
	Teledyne Technologies Inc.	1.600%	4/1/26	4,621	4,435
	Teledyne Technologies Inc.	2.250%	4/1/28	15,200	14,062
	Textron Inc.	4.000%	3/15/26	7,597	7,522
	Textron Inc.	3.650%	3/15/27	6,477	6,318
	Textron Inc.	3.900%	9/17/29	4,860	4,671
	Timken Co.	4.500%	12/15/28	6,665	6,556
	Trane Technologies Financing Ltd.	3.500%	3/21/26	6,738	6,637
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,280	11,915
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	8,535	8,321
	Trimble Inc.	4.900%	6/15/28	7,945	7,969
	Tyco Electronics Group SA	4.500%	2/13/26	11,445	11,443
	Tyco Electronics Group SA	3.700%	2/15/26	8,729	8,620
	Tyco Electronics Group SA	3.125%	8/15/27	10,497	10,140
	Union Pacific Corp.	2.750%	3/1/26	13,536	13,241
	Union Pacific Corp.	3.950%	9/10/28	25,888	25,474
	Union Pacific Corp.	6.625%	2/1/29	4,345	4,707
	Union Pacific Corp.	3.700%	3/1/29	12,545	12,158
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,972	3,919
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	2	2
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	24,612	25,206
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	3,952	3,943

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	2.400%	11/15/26	8,249	7,951
United Parcel Service Inc.	3.050%	11/15/27	7,929	7,651
United Parcel Service Inc.	3.400%	3/15/29	18,630	17,903
Veralto Corp.	5.500%	9/18/26	9,978	10,106
Veralto Corp.	5.350%	9/18/28	11,480	11,739
Vontier Corp.	1.800%	4/1/26	7,830	7,505
Vontier Corp.	2.400%	4/1/28	8,213	7,511
Waste Connections Inc.	4.250%	12/1/28	9,061	8,955
Waste Connections Inc.	3.500%	5/1/29	9,440	9,031
Waste Management Inc.	4.950%	7/3/27	12,560	12,719
Waste Management Inc.	3.150%	11/15/27	12,161	11,734
Waste Management Inc.	1.150%	3/15/28	8,620	7,763
Waste Management Inc.	4.500%	3/15/28	11,750	11,744
Waste Management Inc.	4.875%	2/15/29	16,893	17,151
Waste Management Inc.	2.000%	6/1/29	5,315	4,780
Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	7,003	6,831
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	20,258	20,219
Xylem Inc.	3.250%	11/1/26	8,504	8,289
Xylem Inc.	1.950%	1/30/28	8,175	7,578
				2,795,982
Materials (2.1%)
Air Products and Chemicals Inc.	1.850%	5/15/27	9,674	9,107
Air Products and Chemicals Inc.	4.600%	2/8/29	10,380	10,455
Albemarle Corp.	4.650%	6/1/27	10,561	10,516
Amcor Finance USA Inc.	3.625%	4/28/26	7,404	7,283
Amcor Finance USA Inc.	4.500%	5/15/28	7,995	7,909
Amcor Group Finance plc	5.450%	5/23/29	8,135	8,287
AngloGold Ashanti Holdings plc	3.375%	11/1/28	12,246	11,273
ArcelorMittal SA	4.550%	3/11/26	5,363	5,329
ArcelorMittal SA	6.550%	11/29/27	21,759	22,780
ArcelorMittal SA	4.250%	7/16/29	6,555	6,427
Berry Global Inc.	1.570%	1/15/26	24,366	23,494
Berry Global Inc.	1.650%	1/15/27	4,893	4,581
Berry Global Inc.	5.500%	4/15/28	1,460	1,485
BHP Billiton Finance USA Ltd.	4.875%	2/27/26	11,977	12,030
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	7,055	7,212
BHP Billiton Finance USA Ltd.	5.250%	9/8/26	11,238	11,372
BHP Billiton Finance USA Ltd.	4.750%	2/28/28	16,810	16,923
BHP Billiton Finance USA Ltd.	5.100%	9/8/28	9,463	9,647
Cabot Corp.	4.000%	7/1/29	3,782	3,654
Carlisle Cos. Inc.	3.750%	12/1/27	10,188	9,939
Celanese US Holdings LLC	1.400%	8/5/26	5,628	5,255
Celanese US Holdings LLC	6.165%	7/15/27	36,759	37,504
Celanese US Holdings LLC	6.600%	11/15/28	23,551	24,392
Celanese US Holdings LLC	6.330%	7/15/29	5,855	6,051
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,962	4,771
CRH SMW Finance DAC	5.200%	5/21/29	11,733	11,938
Dow Chemical Co.	4.800%	11/30/28	10,290	10,340
DuPont de Nemours Inc.	4.725%	11/15/28	39,380	39,730
Eastman Chemical Co.	4.500%	12/1/28	8,542	8,482
Eastman Chemical Co.	5.000%	8/1/29	23,660	23,874
Ecolab Inc.	2.700%	11/1/26	13,817	13,382
Ecolab Inc.	1.650%	2/1/27	6,865	6,478
Ecolab Inc.	5.250%	1/15/28	8,681	8,913
EIDP Inc.	4.500%	5/15/26	9,712	9,712
FMC Corp.	5.150%	5/18/26	14,674	14,728
FMC Corp.	3.200%	10/1/26	9,625	9,342
FMC Corp.	3.450%	10/1/29	7,055	6,559
Freeport-McMoRan Inc.	5.000%	9/1/27	12,252	12,275
Freeport-McMoRan Inc.	4.125%	3/1/28	11,124	10,871
Freeport-McMoRan Inc.	4.375%	8/1/28	5,049	4,957
Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,854
Huntsman International LLC	4.500%	5/1/29	12,190	11,755
International Flavors & Fragrances Inc.	4.450%	9/26/28	6,450	6,371
Kinross Gold Corp.	4.500%	7/15/27	7,096	7,060
Linde Inc.	4.700%	12/5/25	4,079	4,088
Linde Inc.	3.200%	1/30/26	15,184	14,976
LYB International Finance II BV	3.500%	3/2/27	10,315	10,051
Martin Marietta Materials Inc.	3.450%	6/1/27	5,592	5,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	3.500%	12/15/27	13,319	12,914
	Mosaic Co.	4.050%	11/15/27	5,703	5,604
	Mosaic Co.	5.375%	11/15/28	10,118	10,349
	Newmont Corp.	5.300%	3/15/26	14,480	14,573
	Nucor Corp.	4.300%	5/23/27	10,106	10,069
	Nucor Corp.	3.950%	5/1/28	9,422	9,264
	Nutrien Ltd.	4.000%	12/15/26	12,718	12,534
	Nutrien Ltd.	5.200%	6/21/27	4,565	4,634
	Nutrien Ltd.	4.900%	3/27/28	13,575	13,694
	Nutrien Ltd.	4.200%	4/1/29	13,212	12,974
	Packaging Corp. of America	3.400%	12/15/27	6,461	6,237
	PPG Industries Inc.	1.200%	3/15/26	16,788	16,050
	PPG Industries Inc.	3.750%	3/15/28	14,663	14,296
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	14,345	15,547
	Rohm & Haas Co.	7.850%	7/15/29	870	972
	RPM International Inc.	3.750%	3/15/27	10,712	10,489
	RPM International Inc.	4.550%	3/1/29	2,405	2,391
	Sherwin-Williams Co.	3.950%	1/15/26	1,896	1,883
	Sherwin-Williams Co.	3.450%	6/1/27	24,693	24,071
[2]	Sherwin-Williams Co.	4.550%	3/1/28	6,700	6,703
	Sonoco Products Co.	4.450%	9/1/26	7,960	7,918
	Sonoco Products Co.	2.250%	2/1/27	3,073	2,916
	Sonoco Products Co.	4.600%	9/1/29	10,450	10,285
	Steel Dynamics Inc.	5.000%	12/15/26	6,000	6,001
	Steel Dynamics Inc.	1.650%	10/15/27	6,405	5,900
	Suzano Austria GmbH	2.500%	9/15/28	8,220	7,460
	Suzano Austria GmbH	6.000%	1/15/29	26,513	26,955
	Suzano International Finance BV	5.500%	1/17/27	9,258	9,329
	Vulcan Materials Co.	3.900%	4/1/27	5,935	5,856
	Vulcan Materials Co.	4.950%	12/1/29	5,700	5,754
	Westlake Corp.	3.600%	8/15/26	19,179	18,809
	WRKCo Inc.	4.650%	3/15/26	3,005	3,006
	WRKCo Inc.	4.000%	3/15/28	8,388	8,189
	WRKCo Inc.	3.900%	6/1/28	8,758	8,516
	WRKCo Inc.	4.900%	3/15/29	17,991	18,024
					881,019
Real Estate (4.0%)
	Agree LP	2.000%	6/15/28	5,704	5,187
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,484	2,470
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	9,150	9,030
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,696	6,596
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,160	4,071
	American Homes 4 Rent LP	4.250%	2/15/28	8,783	8,652
	American Homes 4 Rent LP	4.900%	2/15/29	8,329	8,352
	American Tower Corp.	4.400%	2/15/26	9,642	9,599
	American Tower Corp.	1.600%	4/15/26	9,082	8,710
	American Tower Corp.	1.450%	9/15/26	4,981	4,703
	American Tower Corp.	3.375%	10/15/26	22,743	22,199
	American Tower Corp.	2.750%	1/15/27	14,387	13,835
	American Tower Corp.	3.125%	1/15/27	7,315	7,094
	American Tower Corp.	3.650%	3/15/27	4,656	4,552
	American Tower Corp.	3.550%	7/15/27	22,052	21,457
	American Tower Corp.	3.600%	1/15/28	9,404	9,106
	American Tower Corp.	1.500%	1/31/28	4,339	3,932
	American Tower Corp.	5.500%	3/15/28	23,475	24,011
	American Tower Corp.	5.250%	7/15/28	14,692	14,935
	American Tower Corp.	5.800%	11/15/28	11,735	12,163
	American Tower Corp.	5.200%	2/15/29	5,260	5,346
	American Tower Corp.	3.950%	3/15/29	9,992	9,679
	American Tower Corp.	3.800%	8/15/29	20,955	20,103
	American Tower Corp.	5.000%	1/31/30	8,900	8,966
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	9,896	9,673
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	2,900	2,814
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	2,655	2,582
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	6,658	6,407
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	6,775	6,417
	Boston Properties LP	3.650%	2/1/26	18,194	17,922
	Boston Properties LP	2.750%	10/1/26	17,969	17,262
	Boston Properties LP	6.750%	12/1/27	11,345	11,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	4.500%	12/1/28	16,958	16,612
	Boston Properties LP	3.400%	6/21/29	7,670	7,108
	Brixmor Operating Partnership LP	4.125%	6/15/26	11,581	11,470
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,442	7,291
	Brixmor Operating Partnership LP	2.250%	4/1/28	4,481	4,117
	Brixmor Operating Partnership LP	4.125%	5/15/29	13,768	13,332
	Camden Property Trust	4.100%	10/15/28	7,252	7,129
	Camden Property Trust	3.150%	7/1/29	8,825	8,303
	CBRE Services Inc.	4.875%	3/1/26	7,589	7,591
	CBRE Services Inc.	5.500%	4/1/29	5,087	5,231
	COPT Defense Properties LP	2.250%	3/15/26	9,820	9,490
	COPT Defense Properties LP	2.000%	1/15/29	6,715	5,947
	Crown Castle Inc.	4.450%	2/15/26	12,560	12,509
	Crown Castle Inc.	3.700%	6/15/26	10,626	10,457
	Crown Castle Inc.	1.050%	7/15/26	14,840	13,989
	Crown Castle Inc.	2.900%	3/15/27	12,532	12,054
	Crown Castle Inc.	5.000%	1/11/28	32,118	32,347
	Crown Castle Inc.	3.800%	2/15/28	14,619	14,189
	Crown Castle Inc.	4.800%	9/1/28	4,045	4,037
	Crown Castle Inc.	4.300%	2/15/29	11,223	10,982
	Crown Castle Inc.	5.600%	6/1/29	10,064	10,367
	Crown Castle Inc.	4.900%	9/1/29	12,938	12,942
	CubeSmart LP	3.125%	9/1/26	4,778	4,642
	CubeSmart LP	2.250%	12/15/28	9,048	8,220
	CubeSmart LP	4.375%	2/15/29	8,259	8,095
	Digital Realty Trust LP	3.700%	8/15/27	19,020	18,552
	Digital Realty Trust LP	5.550%	1/15/28	18,471	18,920
	Digital Realty Trust LP	4.450%	7/15/28	6,513	6,455
	Digital Realty Trust LP	3.600%	7/1/29	12,201	11,657
	DOC DR LLC	4.300%	3/15/27	11,203	11,110
	DOC DR LLC	3.950%	1/15/28	7,118	6,965
	EPR Properties	4.500%	6/1/27	10,610	10,451
	EPR Properties	4.950%	4/15/28	2,493	2,463
	EPR Properties	3.750%	8/15/29	8,770	8,169
	Equinix Inc.	1.450%	5/15/26	18,712	17,875
	Equinix Inc.	2.900%	11/18/26	6,719	6,498
	Equinix Inc.	1.800%	7/15/27	9,717	9,050
	Equinix Inc.	1.550%	3/15/28	16,134	14,631
	Equinix Inc.	2.000%	5/15/28	7,171	6,565
	ERP Operating LP	2.850%	11/1/26	7,689	7,457
	ERP Operating LP	3.250%	8/1/27	1,745	1,689
	ERP Operating LP	4.150%	12/1/28	11,412	11,265
	ERP Operating LP	3.000%	7/1/29	10,609	9,907
	Essex Portfolio LP	3.375%	4/15/26	6,677	6,552
	Essex Portfolio LP	3.625%	5/1/27	8,893	8,696
	Essex Portfolio LP	1.700%	3/1/28	7,879	7,170
	Essex Portfolio LP	4.000%	3/1/29	8,561	8,291
	Extra Space Storage LP	3.500%	7/1/26	9,181	9,015
	Extra Space Storage LP	5.700%	4/1/28	12,386	12,772
	Extra Space Storage LP	3.900%	4/1/29	13,284	12,801
	Extra Space Storage LP	4.000%	6/15/29	259	251
	Federal Realty OP LP	1.250%	2/15/26	6,710	6,430
	Federal Realty OP LP	3.250%	7/15/27	8,440	8,140
	Federal Realty OP LP	5.375%	5/1/28	3,741	3,811
	Federal Realty OP LP	3.200%	6/15/29	3,632	3,383
	GLP Capital LP	5.375%	4/15/26	17,449	17,469
	GLP Capital LP	5.750%	6/1/28	9,890	10,060
	GLP Capital LP	5.300%	1/15/29	11,626	11,652
	Healthcare Realty Holdings LP	3.500%	8/1/26	12,714	12,437
	Healthcare Realty Holdings LP	3.750%	7/1/27	7,282	7,080
	Healthpeak OP LLC	3.250%	7/15/26	3,126	3,057
	Healthpeak OP LLC	1.350%	2/1/27	5,406	5,038
	Healthpeak OP LLC	2.125%	12/1/28	3,343	3,035
	Healthpeak OP LLC	3.500%	7/15/29	17,366	16,476
	Highwoods Realty LP	3.875%	3/1/27	2,066	2,010
	Highwoods Realty LP	4.125%	3/15/28	5,798	5,580
	Highwoods Realty LP	4.200%	4/15/29	7,700	7,375
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	5,728	5,700
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	12,806	11,687
	Jones Lang LaSalle Inc.	6.875%	12/1/28	6,060	6,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kilroy Realty LP	3.450%	12/15/24	6,055	6,049
	Kilroy Realty LP	4.750%	12/15/28	7,111	7,002
	Kilroy Realty LP	4.250%	8/15/29	6,410	6,094
	Kimco Realty OP LLC	2.800%	10/1/26	8,124	7,862
	Kimco Realty OP LLC	3.800%	4/1/27	9,447	9,276
	Kimco Realty OP LLC	1.900%	3/1/28	7,396	6,788
	Kite Realty Group LP	4.000%	10/1/26	3,860	3,798
	LXP Industrial Trust	6.750%	11/15/28	3,311	3,499
	Mid-America Apartments LP	1.100%	9/15/26	5,480	5,150
	Mid-America Apartments LP	3.600%	6/1/27	14,113	13,821
	Mid-America Apartments LP	4.200%	6/15/28	5,580	5,508
	Mid-America Apartments LP	3.950%	3/15/29	13,023	12,689
	NNN REIT Inc.	3.600%	12/15/26	5,811	5,691
	NNN REIT Inc.	3.500%	10/15/27	6,371	6,187
	NNN REIT Inc.	4.300%	10/15/28	8,824	8,708
	Omega Healthcare Investors Inc.	5.250%	1/15/26	10,215	10,232
	Omega Healthcare Investors Inc.	4.500%	4/1/27	9,260	9,164
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,880	10,815
	Omega Healthcare Investors Inc.	3.625%	10/1/29	9,775	9,132
	Piedmont Operating Partnership LP	9.250%	7/20/28	10,694	11,810
	Piedmont Operating Partnership LP	6.875%	7/15/29	6,600	6,816
	Prologis LP	3.250%	6/30/26	7,142	7,010
	Prologis LP	3.250%	10/1/26	5,683	5,567
	Prologis LP	2.125%	4/15/27	6,353	6,026
	Prologis LP	3.375%	12/15/27	6,666	6,470
	Prologis LP	4.875%	6/15/28	16,751	16,978
	Prologis LP	3.875%	9/15/28	2,686	2,627
	Prologis LP	4.000%	9/15/28	9,795	9,616
	Prologis LP	4.375%	2/1/29	215	214
	Public Storage Operating Co.	0.875%	2/15/26	9,022	8,645
	Public Storage Operating Co.	1.500%	11/9/26	15,193	14,367
	Public Storage Operating Co.	3.094%	9/15/27	4,966	4,792
	Public Storage Operating Co.	1.850%	5/1/28	9,117	8,379
	Public Storage Operating Co.	1.950%	11/9/28	12,105	11,005
	Public Storage Operating Co.	5.125%	1/15/29	5,922	6,064
	Public Storage Operating Co.	3.385%	5/1/29	7,430	7,083
	Realty Income Corp.	0.750%	3/15/26	4,190	3,988
	Realty Income Corp.	4.875%	6/1/26	14,361	14,404
	Realty Income Corp.	4.450%	9/15/26	4,205	4,191
	Realty Income Corp.	4.125%	10/15/26	10,725	10,625
	Realty Income Corp.	3.000%	1/15/27	12,653	12,255
	Realty Income Corp.	3.200%	1/15/27	1,974	1,919
	Realty Income Corp.	3.950%	8/15/27	8,020	7,922
	Realty Income Corp.	3.400%	1/15/28	13,219	12,772
	Realty Income Corp.	3.650%	1/15/28	265	258
	Realty Income Corp.	2.100%	3/15/28	2,629	2,427
	Realty Income Corp.	2.200%	6/15/28	6,900	6,353
	Realty Income Corp.	4.750%	2/15/29	9,893	9,916
	Realty Income Corp.	3.250%	6/15/29	8,526	8,038
	Realty Income Corp.	4.000%	7/15/29	710	691
	Realty Income Corp.	3.100%	12/15/29	5,422	5,042
	Regency Centers LP	3.600%	2/1/27	8,485	8,297
	Regency Centers LP	4.125%	3/15/28	3,992	3,924
	Regency Centers LP	2.950%	9/15/29	11,235	10,422
	Rexford Industrial Realty LP	5.000%	6/15/28	4,174	4,188
	Sabra Health Care LP	5.125%	8/15/26	12,047	12,059
	Sabra Health Care LP	3.900%	10/15/29	6,900	6,504
	Simon Property Group LP	3.300%	1/15/26	5,360	5,285
	Simon Property Group LP	3.250%	11/30/26	13,848	13,505
	Simon Property Group LP	1.375%	1/15/27	6,918	6,484
	Simon Property Group LP	3.375%	6/15/27	10,694	10,425
	Simon Property Group LP	3.375%	12/1/27	10,516	10,221
	Simon Property Group LP	1.750%	2/1/28	16,479	15,165
	Simon Property Group LP	2.450%	9/13/29	23,548	21,374
	Store Capital LLC	4.500%	3/15/28	5,815	5,674
	Sun Communities Operating LP	2.300%	11/1/28	8,306	7,533
	Sun Communities Operating LP	5.500%	1/15/29	10,966	11,112
	Tanger Properties LP	3.125%	9/1/26	79	76
	Tanger Properties LP	3.875%	7/15/27	1,788	1,738
[2]	UDR Inc.	2.950%	9/1/26	5,103	4,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UDR Inc.	4.400%	1/26/29	7,714	7,580
	Ventas Realty LP	4.125%	1/15/26	8,426	8,363
	Ventas Realty LP	3.250%	10/15/26	7,482	7,274
	Ventas Realty LP	3.850%	4/1/27	9,406	9,220
	Ventas Realty LP	4.000%	3/1/28	8,662	8,482
	Ventas Realty LP	4.400%	1/15/29	16,039	15,809
	VICI Properties LP	4.750%	2/15/28	20,360	20,285
	Welltower OP LLC	4.250%	4/1/26	10,351	10,286
	Welltower OP LLC	2.700%	2/15/27	8,130	7,833
	Welltower OP LLC	4.250%	4/15/28	10,757	10,619
	Welltower OP LLC	2.050%	1/15/29	3,662	3,301
	Welltower OP LLC	4.125%	3/15/29	8,470	8,284
	Weyerhaeuser Co.	4.750%	5/15/26	21,494	21,506
	WP Carey Inc.	4.250%	10/1/26	6,203	6,139
	WP Carey Inc.	3.850%	7/15/29	4,290	4,124
					1,660,080
Technology (7.9%)
	Accenture Capital Inc.	3.900%	10/4/27	18,750	18,546
	Accenture Capital Inc.	4.050%	10/4/29	29,160	28,667
	Adobe Inc.	2.150%	2/1/27	10,143	9,693
	Adobe Inc.	4.850%	4/4/27	15,715	15,905
	Adobe Inc.	4.800%	4/4/29	12,550	12,751
	Analog Devices Inc.	3.500%	12/5/26	20,410	20,054
	Analog Devices Inc.	3.450%	6/15/27	8,696	8,492
	Apple Inc.	0.700%	2/8/26	33,394	32,004
	Apple Inc.	3.250%	2/23/26	51,389	50,731
	Apple Inc.	2.450%	8/4/26	48,043	46,621
	Apple Inc.	2.050%	9/11/26	26,159	25,153
	Apple Inc.	3.350%	2/9/27	27,678	27,152
	Apple Inc.	3.200%	5/11/27	41,732	40,705
	Apple Inc.	3.000%	6/20/27	24,422	23,714
	Apple Inc.	2.900%	9/12/27	38,028	36,677
	Apple Inc.	3.000%	11/13/27	26,538	25,683
	Apple Inc.	1.200%	2/8/28	31,202	28,384
	Apple Inc.	4.000%	5/10/28	26,873	26,726
	Apple Inc.	1.400%	8/5/28	41,584	37,574
	Apple Inc.	3.250%	8/8/29	11,395	10,909
	Apple Inc.	2.200%	9/11/29	21,477	19,569
	Applied Materials Inc.	3.300%	4/1/27	19,814	19,345
	Applied Materials Inc.	4.800%	6/15/29	6,680	6,776
	Arrow Electronics Inc.	3.875%	1/12/28	9,125	8,853
	Atlassian Corp.	5.250%	5/15/29	6,585	6,717
	Autodesk Inc.	3.500%	6/15/27	8,098	7,887
	Automatic Data Processing Inc.	1.700%	5/15/28	17,506	16,076
	Avnet Inc.	4.625%	4/15/26	4,842	4,815
	Avnet Inc.	6.250%	3/15/28	6,947	7,198
	Broadcom Corp.	3.875%	1/15/27	48,822	48,109
	Broadcom Corp.	3.500%	1/15/28	9,952	9,619
	Broadcom Inc.	3.459%	9/15/26	9,592	9,402
	Broadcom Inc.	5.050%	7/12/27	19,019	19,217
	Broadcom Inc.	4.150%	2/15/28	9,335	9,208
	Broadcom Inc.	4.110%	9/15/28	24,822	24,405
[3]	Broadcom Inc.	4.000%	4/15/29	25,110	24,344
	Broadcom Inc.	4.750%	4/15/29	13,306	13,320
	Broadcom Inc.	5.050%	7/12/29	39,923	40,401
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	6,179	6,056
	Cadence Design Systems Inc.	4.200%	9/10/27	8,450	8,400
	Cadence Design Systems Inc.	4.300%	9/10/29	16,150	15,969
	CDW LLC	2.670%	12/1/26	18,369	17,559
	CDW LLC	4.250%	4/1/28	8,555	8,350
	CDW LLC	3.276%	12/1/28	4,137	3,873
	CDW LLC	3.250%	2/15/29	17,206	15,980
	CGI Inc.	1.450%	9/14/26	10,358	9,778
	Cintas Corp. No. 2	3.700%	4/1/27	21,654	21,277
	Cisco Systems Inc.	4.900%	2/26/26	4,578	4,607
	Cisco Systems Inc.	2.950%	2/28/26	14,003	13,761
	Cisco Systems Inc.	2.500%	9/20/26	27,112	26,305
	Cisco Systems Inc.	4.800%	2/26/27	32,037	32,361
	Cisco Systems Inc.	4.850%	2/26/29	52,002	52,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Concentrix Corp.	6.650%	8/2/26	13,062	13,320
	Concentrix Corp.	6.600%	8/2/28	12,082	12,362
	Dell International LLC	6.020%	6/15/26	52,800	53,633
	Dell International LLC	4.900%	10/1/26	36,532	36,623
	Dell International LLC	6.100%	7/15/27	56	58
	Dell International LLC	5.250%	2/1/28	16,267	16,573
	Dell International LLC	5.300%	10/1/29	27,850	28,477
	Dell International LLC	4.350%	2/1/30	3,750	3,663
	DXC Technology Co.	1.800%	9/15/26	11,035	10,432
	DXC Technology Co.	2.375%	9/15/28	11,822	10,688
	Equifax Inc.	2.600%	12/15/25	7,844	7,659
	Equifax Inc.	5.100%	12/15/27	9,864	9,982
	Equifax Inc.	5.100%	6/1/28	18,784	18,969
	Equifax Inc.	4.800%	9/15/29	13,161	13,113
	Fidelity National Information Services Inc.	1.150%	3/1/26	22,701	21,721
	Fidelity National Information Services Inc.	1.650%	3/1/28	13,653	12,413
	Fiserv Inc.	3.200%	7/1/26	36,529	35,703
	Fiserv Inc.	2.250%	6/1/27	21,081	19,922
	Fiserv Inc.	5.450%	3/2/28	16,972	17,375
	Fiserv Inc.	5.375%	8/21/28	9,333	9,543
	Fiserv Inc.	4.200%	10/1/28	19,922	19,589
	Fiserv Inc.	3.500%	7/1/29	48,371	45,929
	Flex Ltd.	3.750%	2/1/26	14,131	13,931
	Flex Ltd.	4.875%	6/15/29	4,498	4,465
	Fortinet Inc.	1.000%	3/15/26	7,826	7,462
	Genpact Luxembourg Sarl	1.750%	4/10/26	700	672
	Genpact Luxembourg Sarl	6.000%	6/4/29	2,085	2,154
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	20,436	19,639
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	12,215	12,171
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	8,120	8,079
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	10,990	11,197
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	39,792	39,441
	HP Inc.	1.450%	6/17/26	12,633	12,017
	HP Inc.	3.000%	6/17/27	15,039	14,449
	HP Inc.	4.750%	1/15/28	14,451	14,524
	HP Inc.	4.000%	4/15/29	19,343	18,763
	Hubbell Inc.	3.350%	3/1/26	6,565	6,457
	Hubbell Inc.	3.150%	8/15/27	5,135	4,940
	Hubbell Inc.	3.500%	2/15/28	7,631	7,360
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	17,715	17,758
	Intel Corp.	4.875%	2/10/26	5,676	5,684
	Intel Corp.	2.600%	5/19/26	30,000	29,108
	Intel Corp.	3.750%	3/25/27	19,855	19,416
	Intel Corp.	3.150%	5/11/27	22,143	21,347
	Intel Corp.	3.750%	8/5/27	14,027	13,679
	Intel Corp.	4.875%	2/10/28	22,244	22,289
	Intel Corp.	1.600%	8/12/28	18,928	16,868
	Intel Corp.	2.450%	11/15/29	42,966	38,405
	International Business Machines Corp.	3.450%	2/19/26	34,367	33,912
	International Business Machines Corp.	3.300%	5/15/26	62,623	61,529
	International Business Machines Corp.	3.300%	1/27/27	8,461	8,260
	International Business Machines Corp.	1.700%	5/15/27	30,297	28,350
	International Business Machines Corp.	4.150%	7/27/27	8,421	8,349
	International Business Machines Corp.	6.220%	8/1/27	1,503	1,570
	International Business Machines Corp.	4.500%	2/6/28	27,972	28,036
	International Business Machines Corp.	3.500%	5/15/29	42,191	40,443
	Intuit Inc.	5.125%	9/15/28	14,044	14,386
	Jabil Inc.	1.700%	4/15/26	8,019	7,684
	Jabil Inc.	4.250%	5/15/27	1,787	1,765
	Jabil Inc.	5.450%	2/1/29	6,707	6,819
	Juniper Networks Inc.	1.200%	12/10/25	6,294	6,072
	KLA Corp.	4.100%	3/15/29	13,000	12,816
	Kyndryl Holdings Inc.	2.050%	10/15/26	11,850	11,256
	Kyndryl Holdings Inc.	2.700%	10/15/28	8,553	7,877
	Lam Research Corp.	3.750%	3/15/26	14,325	14,184
	Lam Research Corp.	4.000%	3/15/29	20,130	19,775
	Marvell Technology Inc.	1.650%	4/15/26	8,154	7,803
	Marvell Technology Inc.	2.450%	4/15/28	11,531	10,682
[2]	Marvell Technology Inc.	4.875%	6/22/28	1,737	1,738
	Marvell Technology Inc.	5.750%	2/15/29	7,968	8,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microchip Technology Inc.	5.050%	3/15/29	16,750	16,857
	Micron Technology Inc.	4.975%	2/6/26	3,849	3,853
	Micron Technology Inc.	4.185%	2/15/27	13,833	13,671
	Micron Technology Inc.	5.375%	4/15/28	14,020	14,297
	Micron Technology Inc.	5.327%	2/6/29	12,476	12,688
	Micron Technology Inc.	6.750%	11/1/29	19,355	20,870
	Microsoft Corp.	2.400%	8/8/26	66,837	64,757
	Microsoft Corp.	3.400%	9/15/26	18,042	17,775
	Microsoft Corp.	3.300%	2/6/27	61,419	60,262
	Microsoft Corp.	3.400%	6/15/27	1,481	1,454
	Moody's Corp.	3.250%	1/15/28	1,110	1,072
	Moody's Corp.	4.250%	2/1/29	13,099	12,981
	Motorola Solutions Inc.	4.600%	2/23/28	11,237	11,243
	Motorola Solutions Inc.	5.000%	4/15/29	9,265	9,358
	NetApp Inc.	2.375%	6/22/27	8,198	7,762
	Nokia OYJ	4.375%	6/12/27	6,515	6,396
	NVIDIA Corp.	3.200%	9/16/26	22,428	22,002
	NVIDIA Corp.	1.550%	6/15/28	25,557	23,328
	NXP BV	5.350%	3/1/26	8,532	8,577
	NXP BV	3.875%	6/18/26	10,086	9,959
	NXP BV	3.150%	5/1/27	11,126	10,723
	NXP BV	4.400%	6/1/27	7,111	7,075
	NXP BV	4.300%	6/18/29	23,568	23,092
	Oracle Corp.	1.650%	3/25/26	58,375	56,153
	Oracle Corp.	2.650%	7/15/26	63,564	61,686
	Oracle Corp.	2.800%	4/1/27	32,400	31,173
	Oracle Corp.	3.250%	11/15/27	34,359	33,197
	Oracle Corp.	2.300%	3/25/28	39,866	37,123
	Oracle Corp.	4.500%	5/6/28	4,814	4,808
[2]	Oracle Corp.	4.200%	9/27/29	40,614	39,776
	Qorvo Inc.	4.375%	10/15/29	7,383	6,973
	QUALCOMM Inc.	3.250%	5/20/27	43,017	41,880
	QUALCOMM Inc.	1.300%	5/20/28	1,090	982
	Quanta Services Inc.	4.750%	8/9/27	12,570	12,585
	RELX Capital Inc.	4.000%	3/18/29	19,080	18,637
	Roper Technologies Inc.	3.850%	12/15/25	3,538	3,505
	Roper Technologies Inc.	3.800%	12/15/26	14,869	14,656
	Roper Technologies Inc.	4.200%	9/15/28	13,105	12,941
	Roper Technologies Inc.	2.950%	9/15/29	1,045	966
	Roper Technologies Inc.	4.500%	10/15/29	6,475	6,428
	S&P Global Inc.	2.950%	1/22/27	7,125	6,912
	S&P Global Inc.	2.450%	3/1/27	15,134	14,492
	S&P Global Inc.	4.750%	8/1/28	13,104	13,213
	S&P Global Inc.	2.700%	3/1/29	19,670	18,307
	S&P Global Inc.	4.250%	5/1/29	13,348	13,199
	Salesforce Inc.	3.700%	4/11/28	29,735	29,174
	Salesforce Inc.	1.500%	7/15/28	22,657	20,525
	Skyworks Solutions Inc.	1.800%	6/1/26	16,857	16,116
	TD SYNNEX Corp.	1.750%	8/9/26	15,438	14,648
	Texas Instruments Inc.	1.125%	9/15/26	5,742	5,424
	Texas Instruments Inc.	4.600%	2/15/28	11,440	11,538
	Texas Instruments Inc.	4.600%	2/8/29	17,556	17,695
	Texas Instruments Inc.	2.250%	9/4/29	14,712	13,362
	TSMC Arizona Corp.	1.750%	10/25/26	26,803	25,389
	TSMC Arizona Corp.	3.875%	4/22/27	2,492	2,451
	TSMC Arizona Corp.	4.125%	4/22/29	8,022	7,897
	Verisk Analytics Inc.	4.125%	3/15/29	13,701	13,447
	VMware LLC	1.400%	8/15/26	27,054	25,564
	VMware LLC	4.650%	5/15/27	314	314
	VMware LLC	3.900%	8/21/27	23,898	23,419
	VMware LLC	1.800%	8/15/28	11,891	10,747
	Workday Inc.	3.500%	4/1/27	14,290	13,976
	Workday Inc.	3.700%	4/1/29	12,325	11,879
					3,293,352
Utilities (6.2%)
	AEP Texas Inc.	5.450%	5/15/29	9,725	9,993
	AEP Transmission Co. LLC	3.100%	12/1/26	9,416	9,167
	AES Corp.	1.375%	1/15/26	122	117
	AES Corp.	5.450%	6/1/28	18,891	19,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.750%	9/1/27	2,155	2,118
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	15,093	15,190
	Ameren Corp.	3.650%	2/15/26	3,629	3,579
	Ameren Corp.	5.700%	12/1/26	8,043	8,192
	Ameren Corp.	1.950%	3/15/27	8,659	8,167
	Ameren Corp.	1.750%	3/15/28	3,146	2,868
	Ameren Corp.	5.000%	1/15/29	15,580	15,742
	American Electric Power Co. Inc.	5.750%	11/1/27	7,955	8,203
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	16,515	16,306
	American Electric Power Co. Inc.	5.200%	1/15/29	14,707	14,964
	American Electric Power Co. Inc.	3.875%	2/15/62	8,919	8,426
	American Water Capital Corp.	2.950%	9/1/27	10,685	10,240
	American Water Capital Corp.	3.750%	9/1/28	7,548	7,329
	American Water Capital Corp.	3.450%	6/1/29	8,935	8,497
[2]	Appalachian Power Co.	3.300%	6/1/27	10,804	10,449
	Arizona Public Service Co.	2.600%	8/15/29	10,170	9,312
	Atmos Energy Corp.	3.000%	6/15/27	14,594	14,103
	Atmos Energy Corp.	2.625%	9/15/29	8,660	7,990
	Avangrid Inc.	3.800%	6/1/29	10,870	10,424
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,175	6,928
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,915	11,444
	Black Hills Corp.	3.950%	1/15/26	4,924	4,873
	Black Hills Corp.	3.150%	1/15/27	8,099	7,816
	Black Hills Corp.	5.950%	3/15/28	5,644	5,861
	Black Hills Corp.	3.050%	10/15/29	9,850	9,090
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	7,968	7,673
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	5,169	5,002
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	14,827	15,159
	CenterPoint Energy Inc.	1.450%	6/1/26	7,415	7,072
	CenterPoint Energy Inc.	5.250%	8/10/26	6,202	6,249
	CenterPoint Energy Inc.	5.400%	6/1/29	10,525	10,757
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	13,870	14,148
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,938	1,899
	CMS Energy Corp.	3.000%	5/15/26	12,235	11,926
	Commonwealth Edison Co.	2.550%	6/15/26	1,034	1,004
	Commonwealth Edison Co.	3.700%	8/15/28	9,547	9,294
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	1,802	1,734
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	12,430	12,089
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	8,345	8,025
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	16,927	16,633
	Constellation Energy Generation LLC	5.600%	3/1/28	13,005	13,380
	Consumers Energy Co.	4.650%	3/1/28	14,909	14,985
	Consumers Energy Co.	4.900%	2/15/29	9,332	9,451
	Consumers Energy Co.	4.600%	5/30/29	7,717	7,748
[2]	Dominion Energy Inc.	1.450%	4/15/26	17,957	17,179
[2]	Dominion Energy Inc.	2.850%	8/15/26	10,419	10,103
[2]	Dominion Energy Inc.	3.600%	3/15/27	8	8
	DTE Electric Co.	4.850%	12/1/26	6,544	6,615
[2]	DTE Electric Co.	1.900%	4/1/28	969	892
	DTE Energy Co.	2.850%	10/1/26	9,825	9,518
	DTE Energy Co.	4.950%	7/1/27	15,014	15,124
	DTE Energy Co.	4.875%	6/1/28	15,334	15,426
	DTE Energy Co.	5.100%	3/1/29	18,292	18,527
[2]	DTE Energy Co.	3.400%	6/15/29	10,459	9,900
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,283	8,043
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,580	10,540
	Duke Energy Corp.	5.000%	12/8/25	1,365	1,370
	Duke Energy Corp.	2.650%	9/1/26	32,339	31,278
	Duke Energy Corp.	4.850%	1/5/27	5,160	5,195
	Duke Energy Corp.	3.150%	8/15/27	10,709	10,317
	Duke Energy Corp.	5.000%	12/8/27	19,484	19,690
	Duke Energy Corp.	4.300%	3/15/28	16,715	16,555
	Duke Energy Corp.	4.850%	1/5/29	10,805	10,873
	Duke Energy Corp.	3.400%	6/15/29	10,315	9,774
	Duke Energy Corp.	3.250%	1/15/82	8,285	7,695
	Duke Energy Florida LLC	3.200%	1/15/27	20,736	20,243
	Duke Energy Progress LLC	3.700%	9/1/28	7,944	7,726
	Duke Energy Progress LLC	3.450%	3/15/29	12,499	11,981
	Edison International	5.750%	6/15/27	14,631	14,959
	Edison International	5.250%	11/15/28	10,675	10,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	5.450%	6/15/29	6,600	6,745
	Edison International	6.950%	11/15/29	10,000	10,847
	Emera US Finance LP	3.550%	6/15/26	14,871	14,573
	Enel Americas SA	4.000%	10/25/26	10,088	9,899
	Enel Chile SA	4.875%	6/12/28	14,883	14,683
	Entergy Arkansas LLC	3.500%	4/1/26	17,385	17,158
	Entergy Arkansas LLC	4.000%	6/1/28	6,640	6,523
	Entergy Corp.	2.950%	9/1/26	19,419	18,849
	Entergy Louisiana LLC	2.400%	10/1/26	4,522	4,356
	Entergy Louisiana LLC	3.250%	4/1/28	5,155	4,940
	Entergy Texas Inc.	4.000%	3/30/29	112	109
	Essential Utilities Inc.	4.800%	8/15/27	9,300	9,327
	Essential Utilities Inc.	3.566%	5/1/29	6,568	6,248
	Evergy Inc.	2.900%	9/15/29	13,415	12,349
	Evergy Kansas Central Inc.	2.550%	7/1/26	12,165	11,793
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,537	3,434
[2]	Eversource Energy	1.400%	8/15/26	3,092	2,921
	Eversource Energy	2.900%	3/1/27	17,453	16,787
	Eversource Energy	4.600%	7/1/27	8,776	8,755
[2]	Eversource Energy	3.300%	1/15/28	6,842	6,559
	Eversource Energy	5.450%	3/1/28	30,413	31,121
	Eversource Energy	5.950%	2/1/29	18,664	19,464
[2]	Eversource Energy	4.250%	4/1/29	7,080	6,943
	Exelon Corp.	3.400%	4/15/26	18,058	17,762
	Exelon Corp.	2.750%	3/15/27	16,971	16,265
	Exelon Corp.	5.150%	3/15/28	26,883	27,269
	Exelon Corp.	5.150%	3/15/29	4,112	4,182
[2]	FirstEnergy Corp.	1.600%	1/15/26	4	4
[2]	FirstEnergy Corp.	3.900%	7/15/27	25,720	25,157
	Florida Power & Light Co.	3.125%	12/1/25	10,434	10,306
	Florida Power & Light Co.	4.450%	5/15/26	3,397	3,404
[2]	Florida Power & Light Co.	3.300%	5/30/27	4	4
	Florida Power & Light Co.	5.050%	4/1/28	9,263	9,432
	Florida Power & Light Co.	4.400%	5/15/28	24,774	24,735
	Florida Power & Light Co.	5.150%	6/15/29	10,840	11,121
	Fortis Inc.	3.055%	10/4/26	12,418	12,040
	Georgia Power Co.	3.250%	4/1/26	10,624	10,441
	Georgia Power Co.	5.004%	2/23/27	8,355	8,452
	Georgia Power Co.	3.250%	3/30/27	11,106	10,809
	Georgia Power Co.	4.650%	5/16/28	13,317	13,367
[2]	Georgia Power Co.	2.650%	9/15/29	11,354	10,427
	Interstate Power & Light Co.	4.100%	9/26/28	7,970	7,819
	ITC Holdings Corp.	3.250%	6/30/26	14,689	14,360
	ITC Holdings Corp.	3.350%	11/15/27	11,119	10,755
	MidAmerican Energy Co.	3.100%	5/1/27	6,608	6,415
	MidAmerican Energy Co.	3.650%	4/15/29	16,954	16,344
	Mississippi Power Co.	3.950%	3/30/28	696	681
	National Fuel Gas Co.	5.500%	1/15/26	6,002	6,028
	National Fuel Gas Co.	5.500%	10/1/26	1,973	1,996
	National Fuel Gas Co.	4.750%	9/1/28	8,440	8,379
	National Grid plc	5.602%	6/12/28	15,978	16,433
	National Rural Utilities Cooperative Finance Corp.	4.450%	3/13/26	366	365
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	8,566	8,133
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,908	5,709
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	11,984	12,149
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	11,332	11,221
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	19,223	18,582
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	16,814	16,988
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	11,993	12,216
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	17,315	17,499
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	10,440	10,064
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	20,280	20,716
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,156	4,125
[2]	Nevada Power Co.	3.700%	5/1/29	8,200	7,904
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	3,570	3,584
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	13,999	13,234
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	36,649	35,842
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	23,820	23,911
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	25,372	25,558
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,899	25,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,702	8,303
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	17,000	15,608
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	16,520	16,862
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,800	8,518
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,275	3,234
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	17,880	17,043
	NiSource Inc.	3.490%	5/15/27	20,559	20,053
	NiSource Inc.	5.250%	3/30/28	17,883	18,206
	NiSource Inc.	5.200%	7/1/29	4,573	4,656
	NiSource Inc.	2.950%	9/1/29	12,561	11,618
	NSTAR Electric Co.	3.200%	5/15/27	11,912	11,551
	OGE Energy Corp.	5.450%	5/15/29	6,275	6,441
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	9,986	9,936
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	4,425	4,624
[3]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	10,000	10,041
	ONE Gas Inc.	5.100%	4/1/29	7,222	7,358
	Pacific Gas & Electric Co.	3.150%	1/1/26	23,588	23,148
	Pacific Gas & Electric Co.	3.300%	3/15/27	13,015	12,571
	Pacific Gas & Electric Co.	2.100%	8/1/27	23,082	21,554
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,461	19,608
	Pacific Gas & Electric Co.	3.000%	6/15/28	15,958	15,020
	Pacific Gas & Electric Co.	3.750%	7/1/28	14,872	14,341
	Pacific Gas & Electric Co.	4.650%	8/1/28	3,780	3,752
	Pacific Gas & Electric Co.	6.100%	1/15/29	25,083	26,176
	Pacific Gas & Electric Co.	4.200%	3/1/29	168	164
	Pacific Gas & Electric Co.	5.550%	5/15/29	13,500	13,845
	PacifiCorp	5.100%	2/15/29	8,708	8,848
	PacifiCorp	3.500%	6/15/29	6,350	6,034
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,116	7,712
	PPL Capital Funding Inc.	3.100%	5/15/26	16,018	15,641
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	7,594	7,263
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	7,656	7,363
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,741	4,587
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	4,461	4,355
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,133	4,008
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,818	7,423
	Public Service Enterprise Group Inc.	5.850%	11/15/27	4,149	4,293
	Public Service Enterprise Group Inc.	5.875%	10/15/28	11,155	11,632
	Public Service Enterprise Group Inc.	5.200%	4/1/29	12,305	12,584
	Puget Energy Inc.	2.379%	6/15/28	8,127	7,460
	San Diego Gas & Electric Co.	2.500%	5/15/26	6,065	5,902
	San Diego Gas & Electric Co.	4.950%	8/15/28	9,767	9,894
	Sempra	3.250%	6/15/27	9,431	9,117
	Sempra	3.400%	2/1/28	16,448	15,824
	Sempra	3.700%	4/1/29	8,204	7,864
	Sempra	4.125%	4/1/52	16,191	15,399
	Sempra	6.875%	10/1/54	17,675	18,049
	Sierra Pacific Power Co.	2.600%	5/1/26	2,563	2,495
[2]	Southern California Edison Co.	1.200%	2/1/26	10,150	9,756
	Southern California Edison Co.	5.350%	3/1/26	13,435	13,546
	Southern California Edison Co.	4.400%	9/6/26	8,170	8,146
	Southern California Edison Co.	4.875%	2/1/27	8,598	8,659
[2]	Southern California Edison Co.	4.700%	6/1/27	17,030	17,092
	Southern California Edison Co.	5.850%	11/1/27	18,850	19,504
	Southern California Edison Co.	5.300%	3/1/28	20,754	21,189
	Southern California Edison Co.	5.650%	10/1/28	15,012	15,543
[2]	Southern California Edison Co.	4.200%	3/1/29	265	260
	Southern California Edison Co.	5.150%	6/1/29	10,235	10,420
[2]	Southern California Gas Co.	2.600%	6/15/26	7,983	7,765
	Southern California Gas Co.	2.950%	4/15/27	9,502	9,168
	Southern Co.	3.250%	7/1/26	35,530	34,812
	Southern Co.	5.113%	8/1/27	17,252	17,498
	Southern Co.	4.850%	6/15/28	16,088	16,250
	Southern Co.	5.500%	3/15/29	21,890	22,610
[2]	Southern Co.	4.000%	1/15/51	9,629	9,446
[2]	Southern Co.	3.750%	9/15/51	16,792	16,119
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	11,922	11,669
	Southern Power Co.	4.150%	12/1/25	14,839	14,731
	Southern Power Co.	0.900%	1/15/26	8	8
	Southwest Gas Corp.	5.800%	12/1/27	2,363	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Gas Corp.	5.450%	3/23/28	8,685	8,870
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	12,209	11,717
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	11,262	10,868
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	9,343	9,151
	Tampa Electric Co.	4.900%	3/1/29	8,125	8,178
	Union Electric Co.	2.950%	6/15/27	13,001	12,525
	Union Electric Co.	3.500%	3/15/29	11,411	10,933
	United Utilities plc	6.875%	8/15/28	6,117	6,542
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	23,780	23,412
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	2,518	2,444
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	13,731	13,415
[2]	Virginia Electric & Power Co.	3.750%	5/15/27	8	8
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	2,431	2,375
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	10,265	9,542
	WEC Energy Group Inc.	4.750%	1/9/26	9,375	9,383
	WEC Energy Group Inc.	5.150%	10/1/27	12,596	12,802
	WEC Energy Group Inc.	4.750%	1/15/28	10,870	10,949
	WEC Energy Group Inc.	2.200%	12/15/28	5,782	5,277
	Wisconsin Electric Power Co.	5.000%	5/15/29	9,100	9,286
	Wisconsin Power & Light Co.	3.050%	10/15/27	8	8
	Wisconsin Power & Light Co.	3.000%	7/1/29	5,920	5,529
	Xcel Energy Inc.	3.350%	12/1/26	11,555	11,268
	Xcel Energy Inc.	1.750%	3/15/27	13,124	12,298
	Xcel Energy Inc.	4.000%	6/15/28	12,459	12,162
					2,586,608
Total Corporate Bonds (Cost $41,021,044)					40,902,218
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5]	Vanguard Market Liquidity Fund (Cost $295,755)	4.651%		2,957,829	295,753
Total Investments (99.5%) (Cost $41,445,421)					41,326,583
Other Assets and Liabilities—Net (0.5%)					206,381
Net Assets (100%)					41,532,964
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $289,117,000, representing 0.7% of net assets.
4	Securities with a value of $6,118,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	2,033	218,754	(21)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(846)	(174,369)	(531)
				(552)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	128,612	—	128,612
Corporate Bonds	—	40,902,218	—	40,902,218
Temporary Cash Investments	295,753	—	—	295,753
Total	295,753	41,030,830	—	41,326,583

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(552)	—	—	(552)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.